UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Strategic Income
Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Strategic Income Fund	-11.37%	2.67%	5.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity® Strategic Income Fund

Though not as crushing in absolute terms as the equity markets, global debt securities saw their own share of volatility during the year ending December 31, 2008. As credit markets the world over began to seize up and the multiyear global growth story collapsed, debt backed in some form by the governments of the major developed-world economies produced positive returns. Virtually everything else lost money, as investors spurned risk and fled toward safer havens. In the United States, Treasury securities - long considered an essentially risk-free asset class - produced the most solid returns, with the Barclays Capital U.S. Government Index gaining 12.39% during the past year. In sharp contrast, the below-investment-grade high-yield bond market fell deep into negative territory for the period, as illustrated by the -26.11% return of the Merrill Lynch® U.S. High Yield Master II Constrained Index. Similar risk-averse investment behavior touched the foreign bond markets. Higher-quality sovereign debt issued by the developed economies of the world solidly outpaced the credit instruments issued by the emerging-markets economies. This disparity was highlighted by the 1.69% gain of the Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the U.S. - versus the -10.91% annual return produced by the JPMorgan Emerging Markets Bond Index (EMBI) Global.

Strategic Income declined 11.37% for the year versus a 8.99% drop for the Fidelity Strategic Income Composite Index. Our defensive asset allocation strategy - overweighting the higher-quality investment-grade asset classes and underweighting the riskier ones - helped performance versus the Composite index, but security selection at the subportfolio level proved more challenging. In the emerging-markets sleeve, for example, a sizable overweighting in one country position - Argentina - was the biggest factor in our underperformance there. In high-yield debt, the period's worst-performing asset class, our underweighting helped but was somewhat offset by poor-performing technology and automotive issues in the high-yield subportfolio. The developed-markets sleeve came up a bit short, in part due to the strengthening U.S. dollar, which detracted from the returns of non-U.S. securities. Meanwhile, the U.S. government bond category - the focal point of the debt markets' quality bias - delivered a double-digit gain, and our U.S. fixed-income subportfolio produced a comparably solid return as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Actual	.73%	$ 1,000.00	$ 880.20	$ 3.45
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.47	$ 3.71

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.5	15.9
Fannie Mae	9.2	8.7
Freddie Mac	7.2	5.4
German Federal Republic	3.7	4.2
Japan Government	2.8	2.8
	37.4
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.4	7.5
Telecommunication Services	5.7	4.6
Financials	3.6	4.7
Energy	3.6	4.3
Information Technology	3.6	4.2
Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
U.S. Government and U.S. Government Agency Obligations 32.4%	U.S. Government and U.S. Government Agency Obligations 30.2%
AAA,AA,A 16.3%	AAA,AA,A 16.0%
BBB 4.2%	BBB 5.6%
BB 13.1%	BB 11.3%
B 17.4%	B 17.5%
CCC,CC,C 6.5%	CCC,CC,C 7.4%
D 0.0%†	D 0.0%
Not Rated 1.1%	Not Rated 1.5%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 8.8%	Short-Term Investments and Net Other Assets 10.3%

† Amount represents less than .01%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Preferred Securities 0.8%		Preferred Securities 0.8%
	Corporate Bonds 27.0%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 32.4%		U.S. Government and U.S. Government Agency Obligations 30.2%
	Foreign Government & Government Agency Obligations 22.7%		Foreign Government & Government Agency Obligations 22.0%
	Floating Rate Loans 7.2%		Floating Rate Loans 5.5%
	Stocks 0.2%		Stocks 0.2%
	Other Investments 0.9%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 8.8%		Short-Term Investments and Net Other Assets 10.3%
* Foreign investments	33.5%	** Foreign investments	33.5%
* Futures and Swaps	2.4%	** Swaps	0.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 26.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		$ 4,425	$ 1,521
6% 5/1/15		18,445	5,284
ON Semiconductor Corp. 0% 4/15/24		620	508
Spansion, Inc. 2.25% 6/15/16 (g)		3,590	180
			7,493
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. 3.125% 6/15/12		3,520	2,132
TOTAL CONVERTIBLE BONDS			9,625
Nonconvertible Bonds - 26.7%
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		3,480	1,740
TRW Automotive, Inc.:
7% 3/15/14 (g)		280	148
7.25% 3/15/17 (g)		200	102
Visteon Corp. 7% 3/10/14		9,665	1,450
			3,440
Automobiles - 0.3%
Ford Motor Co.:
6.5% 8/1/18		3,480	818
7.125% 11/15/25		4,555	991
7.4% 11/1/46		1,025	226
7.45% 7/16/31		8,575	2,401
7.5% 8/1/26		3,380	744
8.875% 1/15/22		880	202
8.9% 1/15/32		395	99
General Motors Corp.:
6.75% 5/1/28		8,828	1,457
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
7.125% 7/15/13		$ 2,960	$ 548
7.2% 1/15/11		1,650	314
7.4% 9/1/25		4,840	799
7.7% 4/15/16		6,815	1,090
8.1% 6/15/24		2,195	351
8.25% 7/15/23		8,935	1,474
8.375% 7/15/33		9,505	1,663
8.8% 3/1/21		1,925	308
			13,485
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	1,698
Mac-Gray Corp. 7.625% 8/15/15		850	782
			2,480
Hotels, Restaurants & Leisure - 1.4%
Carrols Corp. 9% 1/15/13		4,090	2,699
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	1,520
8% 11/15/13		2,055	1,397
MGM Mirage, Inc.:
5.875% 2/27/14		5,105	3,203
6.625% 7/15/15		11,480	7,189
6.75% 9/1/12		1,340	931
6.75% 4/1/13		8,590	5,841
6.875% 4/1/16		1,865	1,166
7.5% 6/1/16		10,005	6,228
7.625% 1/15/17		5,400	3,375
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	1,535
OSI Restaurant Partners, Inc. 10% 6/15/15		11,055	2,045
Scientific Games Corp. 6.25% 12/15/12		880	708
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	759
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		4,920	1,919
Six Flags, Inc.:
8.875% 2/1/10		7,175	1,579
9.625% 6/1/14		605	91
Station Casinos, Inc.:
6% 4/1/12		7,970	1,594
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14		$ 9,994	$ 500
6.625% 3/15/18		10,340	517
6.875% 3/1/16		10,977	549
7.75% 8/15/16		12,080	2,325
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	2,982
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	2,034
Vail Resorts, Inc. 6.75% 2/15/14		6,165	4,346
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	43
9% 1/15/12		770	231
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,082	649
			57,955
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		4,650	3,441
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,175	1,631
			5,072
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	665
Media - 2.5%
AMC Entertainment, Inc. 11% 2/1/16		2,570	1,799
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		7,630	6,418
CanWest Media, Inc. 8% 9/15/12		1,130	520
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		16,784	2,937
11% 10/1/15		275	43
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		9,780	4,352
10.25% 9/15/10		9,365	4,308
10.25% 10/1/13		5,395	1,807
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (g)		5,310	4,009
10.875% 9/15/14 (g)		4,710	3,721
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 3,405	$ 375
5.5% 9/15/14		4,395	527
5.5% 12/15/16		2,205	254
5.75% 1/15/13		2,650	384
6.25% 3/15/11		135	41
6.875% 6/15/18		2,295	275
7.25% 10/15/27		2,790	335
10.75% 8/1/16 (g)		16,460	3,457
CSC Holdings, Inc.:
7.625% 7/15/18		1,425	1,112
7.875% 2/15/18		3,850	3,042
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	9,202
7% 10/1/13		7,825	6,788
7.125% 2/1/16		25,725	21,866
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	918
iesy Repository GmbH 10.375% 2/15/15 (g)		1,300	1,014
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,124
8.5% 7/15/29		1,730	992
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	462
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,000	2,160
10% 8/1/14		2,910	2,328
Rainbow National Services LLC:
8.75% 9/1/12 (g)		4,230	3,828
10.375% 9/1/14 (g)		6,430	5,819
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,610
The Reader's Digest Association, Inc. 9% 2/15/17		2,710	190
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		20,195	8,482
			106,499
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		3,495	2,971
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		1,920	403
10.375% 6/1/15 pay-in-kind (l)		2,898	235
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
0% 11/1/16 (e)		$ 400	$ 48
10% 11/1/14		15,730	6,921
11.375% 11/1/16		791	229
			7,836
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,028
9.75% 1/15/15		1,070	738
			1,766
TOTAL CONSUMER DISCRETIONARY			202,169
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	74
16% 3/27/12 (g)		2,247	1,112
			1,186
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
7.5% 3/1/17		4,875	3,144
8.625% 3/1/15		700	242
9.375% 12/15/15		4,175	1,367
9.5% 6/15/17		5,080	1,715
10.375% 7/15/16		3,985	2,909
			9,377
Food Products - 0.2%
Gruma SA de CV 7.75%		5,275	2,901
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	52
Michael Foods, Inc. 8% 11/15/13		610	537
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	704
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	219
10.625% 4/1/17		840	454
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc. 10.5% 11/1/12		$ 4,290	$ 2,145
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	1,442
			8,454
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	189
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	490
TOTAL CONSUMER STAPLES			19,696
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	1,436
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,470	1,666
Seabulk International, Inc. 9.5% 8/15/13		5,070	4,785
			7,887
Oil, Gas & Consumable Fuels - 2.9%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,295
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		3,570	2,249
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	4,703
Berry Petroleum Co. 8.25% 11/1/16		2,670	1,442
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	1,025
8.875% 2/1/17		3,315	729
Chesapeake Energy Corp.:
6.5% 8/15/17		8,615	6,634
6.875% 11/15/20		6,445	4,640
7.625% 7/15/13		2,665	2,319
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		3,990	1,596
EXCO Resources, Inc. 7.25% 1/15/11		880	678
Forest Oil Corp. 8% 12/15/11		190	175
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,050	838
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,078
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	4
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		1,610	1,272
9.125% 7/2/18 (g)		1,850	1,203
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc.:
7.5% 4/15/13		$ 555	$ 355
8% 5/15/17		1,560	780
Massey Energy Co. 6.875% 12/15/13		5,935	4,303
OPTI Canada, Inc. 7.875% 12/15/14		4,005	2,103
Peabody Energy Corp.:
7.375% 11/1/16		5,250	4,935
7.875% 11/1/26		5,250	4,095
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	630
6.625% 6/15/35		2,285	1,934
6.625% 6/15/35 (g)		945	800
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		6,745	4,991
9.125% 7/15/13		5,460	4,423
Petroleos de Venezuela SA:
5.25% 4/12/17		45,550	16,398
5.375% 4/12/27		11,200	3,360
Petroleum Development Corp. 12% 2/15/18		3,785	2,347
Range Resources Corp. 7.375% 7/15/13		2,945	2,474
SandRidge Energy, Inc.:
8% 6/1/18 (g)		5,829	3,381
8.625% 4/1/15 pay-in-kind (l)		3,950	1,975
Ship Finance International Ltd. 8.5% 12/15/13		5,525	3,923
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,212
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,145	1,888
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	686
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	976
7.5% 4/1/17		4,605	4,062
7.625% 4/1/37		1,550	1,230
8.375% 6/15/32		1,570	1,355
TNK-BP Finance SA:
6.875% 7/18/11 (g)		3,915	2,897
7.5% 3/13/13 (Reg. S)		6,470	4,076
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	294
8.875% 7/15/12		1,400	1,372
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc. 8.75% 12/15/11		$ 3,460	$ 1,661
W&T Offshore, Inc. 8.25% 6/15/14 (g)		4,750	2,375
YPF SA 10% 11/2/28		4,620	2,781
			122,952
TOTAL ENERGY			130,839
FINANCIALS - 3.0%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc. 4.625% 10/2/13	EUR	1,708	1,985
Mizuho Capital Investment Europe 1 Ltd. 5.02% (l)	EUR	750	788
Morgan Stanley 3.75% 3/1/13	EUR	1,400	1,494
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,144
			5,411
Commercial Banks - 1.1%
Anglo Irish Bank Corp. PLC 3.469% 6/25/14 (l)	EUR	1,520	1,687
Banca Popolare di Lodi Investor Trust III 6.742% (l)	EUR	1,250	869
Bancaja Emisiones SA 4.625% (l)	EUR	1,370	478
Banco de Credito Del Peru 7.17% 10/15/22 (g)(l)	PEN	3,595	975
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (l)	EUR	1,250	1,614
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (l)	EUR	500	374
Caja Madrid SA 5.438% 10/17/16 (l)	EUR	1,500	1,353
Development Bank of Philippines 8.375% (l)		5,150	3,605
DnB NOR Bank ASA 2.7686% 8/11/09 (l)	CAD	1,500	1,234
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		13,910	5,842
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		3,365	2,591
Export-Import Bank of India 1.4488% 6/7/12 (l)	JPY	290,000	2,717
Halifax PLC 4.75% 3/24/09	EUR	700	968
HBOS Treasury Services PLC 3.1393% 1/19/10 (l)	CAD	1,500	1,230
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		5,645	4,234
Hypo Real Estate International Trust I 5.864% (l)	EUR	300	29
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		3,160	2,970
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Natixis SA:
5.171% 1/26/17 (l)	EUR	1,000	$ 908
6.307% (l)	EUR	750	382
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		$ 900	432
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,176
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,300	1,840
Standard Chartered Bank 3.319% 3/28/18 (l)	EUR	1,150	1,010
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		5,450	4,851
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		4,565	3,652
Wachovia Corp. 4.375% 8/1/16	EUR	800	895
			47,916
Consumer Finance - 0.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	258
Ford Motor Credit Co. LLC:
7% 10/1/13		1,240	857
7.25% 10/25/11		2,280	1,666
7.375% 2/1/11		620	471
GMAC LLC:
6% 4/1/11 (g)		1,200	923
8% 11/1/31 (g)		2,474	1,471
SLM Corp.:
3.529% 12/15/10 (l)	EUR	1,000	999
3.659% 6/17/13 (l)	EUR	562	471
			7,116
Diversified Financial Services - 1.0%
Air Liquide Finance 6.125% 11/28/12	EUR	1,400	2,011
Banca Italease SpA 3.569% 6/28/16 (l)	EUR	1,350	817
Bank of America Corp. 4% 3/28/18 (l)	EUR	1,250	1,403
BAT International Finance PLC 5.375% 6/29/17	EUR	750	904
Broadgate PLC 7.0775% 10/5/25 (l)	GBP	775	565
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		6,280	3,862
Diageo Finance PLC 6.625% 12/5/14	EUR	600	862
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	127	176
8.151% 12/31/30	GBP	300	423
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
FireKeepers Development Authority 13.875% 5/1/15 (g)		$ 1,320	$ 792
Getin Finance PLC 6.592% 5/13/09 (l)	EUR	650	786
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,161
Greene King Finance PLC Series A1, 3.5125% 6/15/31 (l)	GBP	1,000	832
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,567
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	800	993
7.25% 9/15/14	EUR	1,000	1,272
Linde Finance BV 6.75% 12/8/15	EUR	1,900	2,709
NCO Group, Inc. 11.875% 11/15/14		1,985	695
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		7,200	5,724
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (l)		2,965	2,320
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	86,700	1,363
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	593
Sedna Finance Corp. 4.079% 3/15/16 (c)(l)	EUR	1,150	0
Sedna Finance Corp. 5.625% 12/23/14 (c)(l)	EUR	500	0
TMK Capital SA 10% 7/29/11		7,200	3,960
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,800	1,818
UT2 Funding PLC 5.321% 6/30/16	EUR	1,070	592
Vattenfall Treasury AB 5.75% 12/5/13	EUR	500	720
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	670
4.375% 5/19/14	EUR	550	649
			41,239
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (l)	EUR	1,600	950
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (l)	EUR	2,000	2,400
Old Mutual PLC 4.5% 1/18/17 (l)	EUR	500	298
Wuerttembergische Lebens AG 5.375% 6/1/26 (l)	EUR	620	351
			3,999
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		4,460	3,969
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	2,214
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust:
7.875% 4/15/15		$ 1,544	$ 1,220
8.625% 1/15/12		3,610	3,069
			10,472
Real Estate Management & Development - 0.2%
Realogy Corp.:
10.5% 4/15/14		40,410	6,466
11.75% 4/15/14 pay-in-kind (l)		3,405	322
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,203
			7,991
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
3.929% 12/2/49 (l)	EUR	900	905
4.604% (l)	EUR	1,650	1,503
			2,408
TOTAL FINANCIALS			126,552
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		1,860	1,432
Biomet, Inc. 10% 10/15/17		200	190
Invacare Corp. 9.75% 2/15/15		1,380	1,214
			2,836
Health Care Providers & Services - 1.6%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (l)		10,330	4,029
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,104
DASA Finance Corp. 8.75% 5/29/18 (g)		2,190	1,708
DaVita, Inc. 6.625% 3/15/13		470	432
HCA, Inc.:
9.125% 11/15/14		19,560	17,995
9.25% 11/15/16		18,010	16,479
10.375% 11/15/16 pay-in-kind (l)		1,045	775
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,395
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,594
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. 9.125% 4/15/15		$ 290	$ 258
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	2,473
Tenet Healthcare Corp.:
7.375% 2/1/13		1,850	1,277
9.25% 2/1/15		1,570	1,260
9.875% 7/1/14		11,893	9,574
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,511
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		510	390
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,875	5,672
			67,926
Pharmaceuticals - 0.1%
Bayer AG 5.493% 4/10/10 (l)	EUR	1,100	1,522
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,242
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	122
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,750	2,285
			5,171
TOTAL HEALTH CARE			75,933
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	329
Orbimage Holdings, Inc. 12.6538% 7/1/12 (l)		2,250	1,890
			2,219
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	358
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	314
10% 8/15/49 (a)		1,130	23
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,312	5,278
8.021% 8/10/22		4,334	2,232
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	13
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	9
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 2,001	$ 1,081
8.028% 11/1/17		940	470
			9,784
Building Products - 0.2%
Compagnie de St. Gobain 5.643% 4/11/12 (l)	EUR	1,100	1,250
Nortek, Inc.:
8.5% 9/1/14		9,595	2,159
10% 12/1/13		7,110	4,870
NTK Holdings, Inc. 0% 3/1/14 (e)		5,440	1,088
			9,367
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	154
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	247
Cenveo Corp. 10.5% 8/15/16 (g)		2,355	1,366
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	11,468
8.625% 4/1/13		1,080	1,015
West Corp. 9.5% 10/15/14		7,760	4,113
			18,363
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,471
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,450	1,245
			2,716
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		930	623
General Cable Corp. 7.125% 4/1/17		610	403
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	640
			1,666
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	1,800	1,883
Sequa Corp.:
11.75% 12/1/15 (g)		9,105	3,460
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.: - continued
13.5% 12/1/15 pay-in-kind (g)		$ 3,243	$ 1,000
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (l)	GBP	950	1,035
			7,378
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,058
Cummins, Inc. 7.125% 3/1/28		1,825	1,419
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,195	741
9.5% 8/1/14		3,390	2,543
			5,761
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	2,171
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	1,534
US Shipping Partners LP 13% 8/15/14		2,855	799
			4,504
Professional Services - 0.0%
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,054
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,170
7.625% 12/1/13		1,540	1,294
TFM SA de CV 9.375% 5/1/12		5,360	4,931
			7,395
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	868
Penhall International Corp. 12% 8/1/14 (g)		1,360	544
VWR Funding, Inc. 10.25% 7/15/15		7,345	4,187
			5,599
TOTAL INDUSTRIALS			75,806
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,251
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 18,085	$ 7,144
6.5% 1/15/28		7,515	2,968
Nortel Networks Corp.:
9.0025% 7/15/11 (l)		3,400	799
10.125% 7/15/13		3,370	859
10.75% 7/15/16		3,400	867
10.75% 7/15/16 (g)		4,315	1,100
			15,988
Electronic Equipment & Components - 0.2%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (g)		6,320	4,377
Series B, 10.25% 11/1/15 (g)		3,685	2,552
			6,929
IT Services - 0.3%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,235	1,779
12.25% 11/15/15 pay-in-kind (g)(l)		765	375
Iron Mountain, Inc. 8.75% 7/15/18		4,195	3,618
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	5,619
Unisys Corp.:
8% 10/15/12		755	211
12.5% 1/15/16		2,625	735
			12,337
Office Electronics - 0.0%
Xerox Corp. 7.625% 6/15/13		2,625	2,179
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc.:
7.125% 3/15/11		115	77
9.25% 6/1/16		5,715	3,258
Avago Technologies Finance Ltd.:
7.7025% 6/1/13 (l)		840	669
10.125% 12/1/13		3,305	2,516
11.875% 12/1/15		5,285	3,673
Freescale Semiconductor, Inc.:
8.875% 12/15/14		36,750	15,803
9.125% 12/15/14 pay-in-kind (l)		24,185	4,966
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2463% 12/15/11 (c)(l)		$ 670	$ 32
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	300
NXP BV:
7.5025% 10/15/13 (l)		9,485	2,751
7.875% 10/15/14		5,170	1,913
9.5% 10/15/15		13,705	2,467
Spansion LLC 11.25% 1/15/16 (g)		3,550	249
Viasystems, Inc. 10.5% 1/15/11		5,785	4,165
			42,839
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	87
TOTAL INFORMATION TECHNOLOGY			80,359
MATERIALS - 2.7%
Chemicals - 0.6%
Georgia Gulf Corp.:
7.125% 12/15/13		1,095	307
9.5% 10/15/14		8,840	2,740
Huntsman LLC 11.625% 10/15/10		641	545
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	3,798
MacDermid, Inc. 9.5% 4/15/17 (g)		450	239
Momentive Performance Materials, Inc.:
9.75% 12/1/14		23,880	10,030
10.875% 12/1/14 pay-in-kind (l)		5,936	1,710
11.5% 12/1/16		16,930	4,740
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,267
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		2,900	290
			25,666
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	515
Berry Plastics Holding Corp.:
8.875% 9/15/14		10,400	4,212
10.25% 3/1/16		3,380	1,115
BWAY Corp. 10% 10/15/10		2,380	2,023
Constar International, Inc. 11% 12/1/12 (c)		2,665	27
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26		$ 3,950	$ 2,884
7.5% 12/15/96		4,010	2,967
8% 4/15/23		4,615	3,877
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,576
8.25% 5/15/13		1,755	1,707
Vitro SAB de CV:
8.625% 2/1/12		9,935	3,179
9.125% 2/1/17		2,000	600
			25,682
Metals & Mining - 1.3%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (l)		2,510	139
Compass Minerals International, Inc. 12% 6/1/13		1,467	1,423
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	4,502
Evraz Group SA 8.875% 4/24/13 (g)		11,165	5,638
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,360	1,949
10.625% 9/1/16 (g)		7,865	4,562
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	4,352
8.25% 4/1/15		3,680	3,018
8.375% 4/1/17		22,140	17,823
Gerdau SA 8.875% (g)		3,190	2,680
International Steel Group, Inc. 6.5% 4/15/14		6,710	4,898
Ispat Inland ULC 9.75% 4/1/14		1,385	1,150
RathGibson, Inc. 11.25% 2/15/14		2,510	558
			52,692
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		5,835	3,734
Glatfelter 7.125% 5/1/16		510	357
NewPage Corp. 9.4425% 5/1/12 (l)		2,460	935
Solo Cup Co. 8.5% 2/15/14		1,770	1,133
			6,159
TOTAL MATERIALS			110,199
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.3%
Citizens Communications Co.:
7.875% 1/15/27		$ 2,505	$ 1,428
9% 8/15/31		3,545	2,233
Deutsche Telekom International Financial BV 8.875% 11/27/28	GBP	1,300	1,973
Indosat Finance Co. BV 7.75% 11/5/10		2,665	2,212
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)		20,239	8,131
Intelsat Corp.:
9.25% 8/15/14 (g)		4,305	3,961
9.25% 6/15/16 (g)		7,325	6,593
Intelsat Ltd. 11.25% 6/15/16		20,070	18,063
Level 3 Financing, Inc.:
8.75% 2/15/17		1,565	743
12.25% 3/15/13		1,070	610
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	3,690
Qwest Communications International, Inc.:
7.25% 2/15/11		275	239
7.5% 2/15/14		550	393
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,815	1,271
Sprint Capital Corp.:
6.875% 11/15/28		35,275	20,989
6.9% 5/1/19		2,485	1,764
8.75% 3/15/32		15,825	10,682
Telecom Egypt SAE 11.7% 2/4/10 (l)	EGP	2,015	362
U.S. West Communications:
7.25% 10/15/35		1,205	759
7.5% 6/15/23		360	245
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		10,215	8,581
			94,922
Wireless Telecommunication Services - 2.9%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,420	2,456
Cricket Communications, Inc.:
9.375% 11/1/14		11,590	9,504
10% 7/15/15 (g)		3,645	3,372
Digicel Group Ltd.:
8.875% 1/15/15 (g)		11,545	7,389
9.125% 1/15/15 pay-in-kind (g)(l)		4,529	2,762
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
9.25% 9/1/12 (g)		$ 4,430	$ 3,721
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		16,115	14,745
11.5% 6/15/16 (g)		4,145	3,689
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		4,325	3,979
8.875% 1/15/15 (g)		10,070	9,113
MetroPCS Wireless, Inc. 9.25% 11/1/14		15,163	13,571
Millicom International Cellular SA 10% 12/1/13		16,255	14,792
Mobile Telesystems Finance SA 8% 1/28/12 (g)		6,844	5,475
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	3,295
7.375% 8/1/15		4,350	1,827
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		7,830	3,132
Sprint Nextel Corp. 6% 12/1/16		2,510	1,770
Telecom Personal SA 9.25% 12/22/10 (g)		13,875	11,933
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	1,800	2,567
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		6,195	3,841
			122,933
TOTAL TELECOMMUNICATION SERVICES			217,855
UTILITIES - 1.9%
Electric Utilities - 0.8%
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,700	2,484
Edison Mission Energy:
7.5% 6/15/13		8,105	7,051
7.75% 6/15/16		4,535	3,741
Electricite de France 6.875% 12/12/22	GBP	1,600	2,471
Energy Future Holdings:
10.875% 11/1/17 (g)		5,410	3,841
11.25% 11/1/17 pay-in-kind (g)(l)		6,790	3,257
Intergen NV 9% 6/30/17 (g)		6,890	5,374
Majapahit Holding BV 7.75% 10/17/16		2,800	1,624
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Grid Electricity Transmission PLC 6.625% 1/28/14	EUR	400	$ 582
National Power Corp. 6.875% 11/2/16 (g)		$ 5,200	4,056
			34,481
Gas Utilities - 0.7%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		3,965	2,419
6.875% 11/4/11 (Reg. S)		9,065	7,252
Southern Gas Networks PLC Class A1, 5.285% 10/21/10 (l)	EUR	1,350	1,847
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	7,089
8% 3/1/32		7,365	6,137
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		8,670	4,595
			29,339
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 10/15/15		2,135	1,708
8% 10/15/17		4,725	3,827
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	5
6.4% 7/15/06 (c)		5,595	14
6.625% 11/15/05 (c)		3,510	9
6.725% 11/17/08 (c)(l)		1,090	3
6.75% 8/1/09 (c)		880	2
6.875% 10/15/07 (c)		2,120	5
6.95% 7/15/28 (c)		1,920	5
7.125% 5/15/07 (c)		375	1
7.375% 5/15/19 (c)		2,200	6
7.875% 6/15/03 (c)		375	1
9.125% 4/1/03 (c)		80	0
9.875% 6/5/03 (c)		345	1
NRG Energy, Inc.:
7.25% 2/1/14		590	534
7.375% 2/1/16		1,070	963
Reliant Energy, Inc.:
7.625% 6/15/14		3,885	3,166
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Reliant Energy, Inc.: - continued
7.875% 6/15/17		$ 955	$ 769
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,390	1,084
			12,103
Multi-Utilities - 0.1%
Centrica PLC 7.125% 12/9/13	EUR	1,300	1,872
Utilicorp United, Inc. 7.95% 2/1/11 (f)		50	47
			1,919
TOTAL UTILITIES			77,842
TOTAL NONCONVERTIBLE BONDS			1,117,250
TOTAL CORPORATE BONDS (Cost $1,713,972)			1,126,875
U.S. Government and Government Agency Obligations - 21.7%

U.S. Government Agency Obligations - 7.2%
Fannie Mae:
2.5% 4/9/10		935	951
2.875% 12/11/13		12,540	12,844
3.25% 2/10/10		1,259	1,291
3.375% 5/19/11		20,260	21,290
3.625% 8/15/11		25,000	26,497
3.875% 12/10/09		41,530	42,740
4.75% 11/19/12		7,000	7,703
6% 5/15/11		8,215	9,080
Federal Home Loan Bank:
3.375% 10/20/10		1,650	1,716
3.625% 12/17/10		15,250	15,951
3.625% 10/18/13		27,750	29,193
Freddie Mac:
2.875% 11/23/10		2,500	2,578
3.25% 7/16/10		1,540	1,591
3.875% 6/29/11		15,847	16,865
4.5% 1/15/14 (k)		46,434	51,217
4.875% 6/13/18		10,502	12,070
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5% 2/16/17		$ 8,200	$ 9,297
5.25% 7/18/11		5,500	6,032
5.5% 8/23/17		15,500	18,279
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	9,580
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,312
5.685% 5/15/12		1,765	1,980
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		965	985
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			302,042
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		9,399	8,958
1.625% 1/15/18		4,757	4,510
2.625% 7/15/17		20,279	20,801
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			34,269
U.S. Treasury Obligations - 13.7%
U.S. Treasury Bonds:
4.375% 2/15/38		13,000	17,412
4.5% 5/15/38 (k)		6,750	9,213
6.125% 8/15/29		69,100	101,403
6.25% 8/15/23 (k)		56,750	77,402
7.25% 5/15/16 (j)		22,587	30,244
7.875% 2/15/21		5,350	7,951
9% 11/15/18		8,382	12,946
9.125% 5/15/18		4,455	6,890
U.S. Treasury Notes:
1.25% 11/30/10		20,525	20,745
1.5% 12/31/13		1,866	1,862
2% 11/30/13		10,413	10,683
2.625% 5/31/10		16,988	17,501
2.75% 2/28/13		64,189	68,582
2.875% 6/30/10		2,737	2,834
3.125% 9/30/13		33,400	36,038
3.375% 6/30/13		22,261	24,271
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 11/15/18		$ 23,290	$ 26,365
3.875% 5/15/18		5,460	6,226
4.25% 11/15/17		6,000	6,990
4.5% 4/30/12		6,500	7,199
4.5% 5/15/17		7,334	8,606
4.625% 7/31/12		3,889	4,360
4.75% 8/15/17		39,973	47,793
5.125% 5/15/16		16,037	19,419
TOTAL U.S. TREASURY OBLIGATIONS			572,935
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $823,324)			909,246
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 4.6%
4% 9/1/13 to 5/1/20		3,826	3,871
4.272% 2/1/35 (l)		2,347	2,365
4.302% 8/1/33 (l)		603	597
4.369% 6/1/33 (l)		1,355	1,354
4.399% 10/1/33 (l)		746	752
4.42% 5/1/35 (l)		1,892	1,924
4.453% 11/1/33 (l)		207	214
4.49% 1/1/35 (l)		836	844
4.491% 12/1/34 (l)		86	86
4.5% 3/1/18 to 11/1/19		4,530	4,657
4.58% 7/1/35 (l)		536	538
4.593% 7/1/35 (l)		1,553	1,566
4.642% 9/1/33 (l)		936	933
4.658% 10/1/35 (l)		214	217
4.693% 2/1/35 (l)		2,263	2,271
4.704% 2/1/35 (l)		930	939
4.763% 7/1/35 (l)		533	539
4.784% 3/1/35 (l)		897	901
4.785% 7/1/35 (l)		742	741
4.798% 8/1/33 (l)		529	538
4.804% 11/1/35 (l)		1,512	1,521
4.808% 9/1/34 (l)		584	586
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.812% 6/1/35 (l)		$ 1,149	$ 1,160
4.824% 10/1/34 (l)		1,506	1,507
4.857% 3/1/33 (l)		382	385
4.857% 7/1/34 (l)		800	802
4.867% 9/1/33 (l)		1,282	1,285
4.871% 7/1/35 (l)		962	978
4.875% 5/1/35 (l)		821	831
4.882% 9/1/33 (l)		419	425
4.898% 5/1/35 (l)		267	269
4.898% 2/1/36 (l)		1,709	1,729
4.925% 4/1/35 (l)		1,357	1,384
4.933% 1/1/35 (l)		495	497
4.968% 8/1/35 (l)		1,673	1,700
4.98% 5/1/35 (l)		246	245
4.982% 2/1/34 (l)		1,187	1,204
4.987% 12/1/28 (l)		782	788
5% 2/1/14 to 11/1/38		27,188	27,814
5.005% 2/1/35 (l)		884	890
5.015% 12/1/32 (l)		1,162	1,172
5.02% 5/1/35 (l)		2,281	2,317
5.046% 10/1/35 (l)		955	966
5.09% 10/1/35 (l)		570	578
5.095% 7/1/34 (l)		277	277
5.126% 10/1/35 (l)		642	652
5.174% 8/1/34 (l)		989	997
5.178% 7/1/35 (l)		2,051	2,081
5.215% 5/1/35 (l)		713	730
5.266% 12/1/36 (l)		388	392
5.307% 3/1/36 (l)		5,392	5,560
5.336% 7/1/35 (l)		303	307
5.342% 2/1/37 (l)		454	461
5.347% 2/1/36 (l)		118	118
5.369% 2/1/37 (l)		2,097	2,124
5.462% 2/1/37 (l)		2,995	3,049
5.498% 6/1/47 (l)		335	340
5.5% 12/1/13 to 4/1/19 (i)		17,596	18,216
5.5% 1/13/39 (h)		27,000	27,693
5.518% 11/1/36 (l)		627	633
5.56% 4/1/36 (l)		689	699
5.631% 4/1/36 (l)		2,111	2,152
5.633% 2/1/36 (l)		547	557
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.668% 6/1/36 (l)		$ 1,167	$ 1,188
5.773% 3/1/36 (l)		4,189	4,273
5.799% 1/1/36 (l)		301	309
5.808% 5/1/36 (l)		2,893	2,952
5.823% 6/1/35 (l)		1,882	1,941
5.845% 9/1/36 (l)		821	828
5.889% 12/1/36 (l)		772	791
5.954% 5/1/36 (l)		518	530
6% 5/1/12 to 4/1/21		3,937	4,097
6.013% 4/1/36 (l)		8,268	8,450
6.076% 3/1/37 (l)		914	940
6.127% 4/1/36 (l)		808	828
6.223% 3/1/37 (l)		251	258
6.243% 6/1/36 (l)		127	128
6.25% 7/1/35 (l)		1,873	1,919
6.299% 6/1/36 (l)		16,769	17,181
6.5% 5/1/12 to 9/1/32		3,520	3,672
7.5% 5/1/37		632	663
TOTAL FANNIE MAE			194,866
Freddie Mac - 2.6%
3.793% 5/1/35 (l)		1,344	1,321
3.994% 7/1/33 (l)		1,259	1,238
4% 5/1/19 to 11/1/20		4,073	4,130
4.331% 6/1/33 (l)		618	603
4.492% 7/1/35 (l)		954	967
4.5% 8/1/33		601	610
4.719% 1/1/35 (l)		1,905	1,940
4.79% 2/1/36 (l)		209	211
4.801% 3/1/35 (l)		493	493
4.834% 9/1/36 (l)		509	508
4.955% 10/1/35 (l)		889	898
5% 3/1/18 to 7/1/19 (i)		14,574	14,987
5.009% 4/1/35 (l)		1,845	1,866
5.023% 4/1/35 (l)		94	95
5.066% 4/1/35 (l)		1,674	1,686
5.088% 7/1/35 (l)		640	651
5.203% 9/1/35 (l)		518	523
5.218% 12/1/33 (l)		1,215	1,207
5.257% 2/1/36 (l)		56	56
5.415% 3/1/37 (l)		280	282
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.431% 10/1/36 (l)		$ 862	$ 874
5.455% 4/1/37 (l)		324	328
5.486% 1/1/36 (l)		648	659
5.5% 8/1/14 to 2/1/19 (i)		8,272	8,543
5.5% 1/13/39 (h)(i)		8,000	8,191
5.5% 2/12/39 (h)(i)		6,000	6,124
5.599% 3/1/36 (l)		3,393	3,445
5.705% 1/1/36 (l)		275	279
5.707% 10/1/35 (l)		230	233
5.752% 5/1/37 (l)		3,603	3,679
5.772% 3/1/37 (l)		1,672	1,681
5.781% 4/1/37 (l)		1,590	1,613
5.798% 5/1/37 (l)		2,213	2,260
5.808% 6/1/37 (l)		1,283	1,315
5.834% 5/1/37 (l)		532	539
5.879% 5/1/37 (l)		253	258
5.947% 4/1/36 (l)		4,406	4,492
5.975% 6/1/37 (l)		309	316
6% 7/1/16 to 2/1/19		6,391	6,652
6.006% 6/1/36 (l)		542	554
6.141% 2/1/37 (l)		575	589
6.149% 12/1/36 (l)		3,905	3,964
6.172% 7/1/36 (l)		3,656	3,737
6.238% 5/1/36 (l)		494	504
6.262% 1/1/37 (l)		1,371	1,389
6.326% 7/1/36 (l)		550	563
6.418% 6/1/37 (l)		152	157
6.456% 9/1/36 (l)		2,804	2,876
6.5% 11/1/09 to 3/1/22		6,121	6,376
6.641% 8/1/37 (l)		1,048	1,081
7.524% 4/1/37 (l)		108	112
TOTAL FREDDIE MAC			107,655
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $297,915)			302,521
Asset-Backed Securities - 0.4%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.501% 5/25/16 (l)	EUR	400	391
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Amstel Corp. Loan Offering BV: - continued
Series 2007-1:
Class B, 3.289% 3/25/17 (l)	EUR	1,000	$ 1,235
Class C, 3.469% 3/25/17 (l)	EUR	700	808
Auto ABS Compartiment Series 2006-1 Class B, 5.171% 7/25/17 (l)	EUR	1,000	1,141
Clock Finance BV Series 2007-1:
Class B2, 4.191% 2/25/15 (l)	EUR	600	656
Class C2, 4.371% 2/25/15 (l)	EUR	300	313
Geldilux Ltd. Series 2007-TS Class C, 5.845% 9/8/14 (l)	EUR	350	366
GLS Ltd. Series 2006-1 Class C, 5.818% 7/15/14 (l)	EUR	400	495
Lambda Finance BV Series 2005-1X Class C1, 4.7688% 11/15/29 (l)	GBP	500	464
Leek Finance PLC:
Series 17X Class A2A, 3.075% 12/21/37 (l)	GBP	168	194
Series 18X Class BC, 3.525% 9/21/38 (l)	EUR	600	81
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.16% 1/30/40 (l)	EUR	350	449
Class D, 5.36% 1/30/40 (l)	EUR	500	618
Metrix Funding PLC Series 1X Class A2, 4.802% 2/10/19 (l)	EUR	4,000	5,070
Prime Bricks Series 2007-1:
Class B, 5.16% 1/30/40 (l)	EUR	450	577
Class C, 5.36% 1/30/40 (l)	EUR	450	565
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.158% 3/10/17 (l)	EUR	1,000	1,089
Provide Bricks Series 2007-1 Class B, 5.22% 1/30/40 (l)	EUR	1,300	1,463
Stichting Mars Series 2006 Class C, 4.211% 8/28/14 (l)	EUR	900	1,043
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	77
Volkswagen Car Lease Series 9 Class B, 2.972% 4/21/12 (Reg. S) (l)	EUR	203	269
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.8538% 10/25/45 (l)	GBP	456	66
TOTAL ASSET-BACKED SECURITIES (Cost $21,323)			17,430
Collateralized Mortgage Obligations - 3.7%
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - 0.2%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 4.515% 2/17/52 (l)	EUR	650	$ 663
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.811% 4/12/56 (l)	EUR	522	514
EPIC PLC Series BROD Class D, 5.48% 1/22/16 (l)	EUR	274	230
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 4.423% 11/20/56 (l)	EUR	1,200	1,291
Series 2007-1X Class 2D2, 4.553% 11/20/56 (l)	EUR	1,000	1,113
RMAC PLC Series 2005-NS4X Class M2A, 3.7156% 12/12/43 (l)	GBP	1,358	645
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 3.4556% 6/12/44 (l)	GBP	1,250	608
Shield BV Series 1 Class C, 5.48% 1/20/14 (l)	EUR	1,400	1,466
TOTAL PRIVATE SPONSOR			6,530
U.S. Government Agency - 3.5%
Fannie Mae:
floater Series 2007-95 Class A1, 0.7213% 8/27/36 (l)		$ 6,076	5,955
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	8,301
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,128	1,161
Series 2002-11:
Class QC, 5.5% 3/25/17		2,349	2,401
Class UC, 6% 3/25/17		1,733	1,800
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,201
Series 2002-71 Class UC, 5% 11/25/17		6,756	6,957
Series 2002-9 Class PC, 6% 3/25/17		168	174
Series 2003-113:
Class PD, 4% 2/25/17		4,385	4,450
Class PE, 4% 11/25/18		1,360	1,319
Series 2003-122 Class OL, 4% 12/25/18		1,000	980
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,324
Series 2003-70 Class BJ, 5% 7/25/33		815	808
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,885
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,801
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,286
Class KD, 4.5% 7/25/18		2,721	2,779
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2005-52 Class PB, 6.5% 12/25/34		$ 2,942	$ 3,026
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		591	602
Series 2004-95 Class AN, 5.5% 1/25/25		1,623	1,661
Series 2005-117, Class JN, 4.5% 1/25/36		735	693
Series 2005-29 Class KA, 4.5% 2/25/35		4,370	4,432
Series 2005-47 Class AK, 5% 6/25/20		6,980	7,184
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,175
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		328	336
Series 2115 Class PE, 6% 1/15/14		120	123
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 1.695% 1/15/30 (l)		4,471	4,443
Series 2630 Class FL, 1.695% 6/15/18 (l)		92	89
Series 2861 Class GF, 1.495% 1/15/21 (l)		2,460	2,452
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		638	654
Series 2378 Class PE, 5.5% 11/15/16		5,896	6,079
Series 2381 Class OG, 5.5% 11/15/16		500	513
Series 2425 Class JH, 6% 3/15/17		863	891
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,442
Series 2695 Class DG, 4% 10/15/18		3,475	3,395
Series 2831 Class PB, 5% 7/15/19		3,590	3,674
Series 2866 Class XE, 4% 12/15/18		4,004	4,055
Series 2996 Class MK, 5.5% 6/15/35		689	711
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		943	971
Series 2467 Class NB, 5% 7/15/17		1,405	1,443
Series 2564 Class HJ, 5% 2/15/18		2,000	2,041
Series 2570 Class CU, 4.5% 7/15/17		249	253
Series 2572 Class HK, 4% 2/15/17		345	347
Series 2617 Class GW, 3.5% 6/15/16		164	165
Series 2627:
Class BG, 3.25% 6/15/17		167	166
Class KP, 2.87% 12/15/16		166	164
Series 2685 Class ND, 4% 10/15/18		1,570	1,525
Series 2773 Class TA, 4% 11/15/17		2,245	2,260
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2849 Class AL, 5% 5/15/18		$ 1,315	$ 1,348
Series 2860 Class CP, 4% 10/15/17		291	292
Series 2930 Class KT, 4.5% 2/15/20		7,035	7,036
Series 2937 Class HJ, 5% 10/15/19		1,227	1,258
Series 3266 Class C, 5% 2/15/20		1,127	1,152
Series 3401 Class EB, 5% 12/15/22		1,585	1,563
Series 3455 Class MB, 4.5% 6/15/23		23,575	23,623
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,006
Series 2863 Class DB, 4% 9/15/14		210	211
Series 2975 Class NA, 5% 7/15/23		692	698
TOTAL U.S. GOVERNMENT AGENCY			145,734
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,927)			152,264
Commercial Mortgage Securities - 0.3%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.7% 1/15/17 (l)	GBP	650	535
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.555% 10/22/37 (l)	GBP	850	558
European Property Capital Series 4 Class C, 6.3963% 7/20/14 (l)	GBP	270	326
German Residential Asset Note Distributor PLC Series 1 Class A, 5.33% 7/20/16 (l)	EUR	1,152	1,383
JLOC 36 LLC Reg. S Class B, 1.325% 2/16/16 (l)	JPY	74,020	780
JLOC 37 LLC (Reg. S) Series X Class B1, 1.4575% 1/15/15 (l)	JPY	67,510	720
London & Regional Debt Securitisation No. 1 PLC Class A, 6.42% 10/15/14 (l)	GBP	550	629
Opera Finance (CMH) PLC Class B, 5.618% 1/15/15 (l)	EUR	1,100	999
Opera Finance PLC 6.0913% 7/31/13 (l)	GBP	1,457	1,834
Paris Prime Community Real Estate Series 2006-1 Class B, 5.25% 4/22/14 (g)(l)	EUR	721	604
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.41% 7/15/16 (l)	GBP	1,708	1,754
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (l)	EUR	550	668
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Silver Maple Investment Co. Ltd. Class 2A, 4.987% 4/30/14 (l)	EUR	700	$ 822
Skyline BV Series 2007-1 Class D, 5.81% 7/22/43 (l)	EUR	1,000	556
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,200)			12,168
Foreign Government and Government Agency Obligations - 22.7%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	29,600	4,629
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 6,850	2,209
par 1.33% 12/31/38 (f)		10,890	2,069
3.127% 8/3/12 (l)		14,803	7,868
7% 3/28/11		82,610	31,867
7% 9/12/13		47,110	14,620
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,674
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		1,250,000	0
value recovery B rights 1/2/21 (n)		1,250,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		1,865	1,772
Brazilian Federative Republic:
6% 9/15/13		1,833	1,778
8.25% 1/20/34		3,355	4,085
8.75% 2/4/25		3,849	4,734
10% 1/1/12	BRL	10,775	4,370
12.25% 3/6/30		5,170	8,272
12.75% 1/15/20		1,190	1,785
Canadian Government:
3.75% 6/1/10	CAD	8,000	6,830
4% 6/1/17	CAD	41,150	37,602
5% 6/1/14	CAD	32,900	31,281
5% 6/1/37	CAD	16,500	17,337
5.75% 6/1/29	CAD	18,750	20,271
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,140	918
warrants 11/15/20 (a)(n)		2,750	384
Colombian Republic 7.375% 9/18/37		3,775	3,700
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		3,925	2,473
Dominican Republic:
3.38% 8/30/24 (l)		3,468	2,532
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Dominican Republic: - continued
9.04% 1/23/18 (g)		$ 7,902	$ 4,899
9.5% 9/27/11 (Reg. S)		6,798	5,778
Ecuador Republic:
5% 2/28/25 (c)		1,450	885
10% 8/15/30 (Reg. S) (c)		11,915	3,038
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		1,264	1,125
8.5% 7/25/11 (Reg. S)		1,430	1,380
Finnish Government 4.25% 9/15/12	EUR	10,450	15,241
French Republic:
3.5% 4/25/15	EUR	7,305	10,499
4.25% 10/25/18	EUR	10,750	16,061
Gabonese Republic 8.2% 12/12/17 (g)		15,330	10,271
Georgia Republic 7.5% 4/15/13		1,265	759
German Federal Republic:
2.25% 12/10/10	EUR	15,900	22,404
3.75% 1/4/15	EUR	18,170	27,016
3.75% 1/4/19	EUR	17,540	26,119
4% 10/11/13	EUR	14,050	21,077
4% 1/4/37	EUR	16,100	24,085
4.25% 7/4/39	EUR	10,800	17,083
4.75% 7/4/34	EUR	3,500	5,628
5.5% 1/4/31	EUR	7,050	12,189
Ghana Republic 8.5% 10/4/17 (g)		7,215	3,968
Indonesian Republic:
6.625% 2/17/37 (g)		3,015	2,261
7.25% 4/20/15 (g)		805	725
7.75% 1/17/38 (g)		3,835	3,260
8.5% 10/12/35 (Reg. S)		2,235	1,967
Islamic Republic of Pakistan:
6.75% 2/19/09		11,910	11,344
7.125% 3/31/16 (g)		4,325	1,698
Italian Republic:
4.25% 8/1/13	EUR	18,600	26,650
4.5% 3/1/19	EUR	18,400	25,799
6.5% 11/1/27	EUR	14,600	23,703
Japan Government:
1.5% 9/20/18	JPY	3,540,000	40,197
1.7% 12/20/16	JPY	4,665,000	54,286
2.5% 9/20/37	JPY	1,725,000	22,338
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (l)		$ 5,190	$ 4,956
8.625% 6/20/13 (Reg. S)		5,470	5,251
9% 5/2/14		1,900	1,834
Peruvian Republic 3% 3/7/27 (f)		1,425	1,329
Philippine Republic:
9.5% 2/2/30		1,140	1,300
10.625% 3/16/25		1,505	1,791
Republic of Fiji 6.875% 9/13/11		2,905	2,150
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,200	1,312
Republic of Serbia 3.75% 11/1/24 (f)(g)		13,610	8,030
Russian Federation:
7.5% 3/31/30 (Reg. S)		53,483	47,065
12.75% 6/24/28 (Reg. S)		4,975	5,871
Turkish Republic:
6.75% 4/3/18		5,275	5,011
6.875% 3/17/36		10,400	8,528
7% 9/26/16		3,490	3,333
7.25% 3/5/38		5,750	4,830
7.375% 2/5/25		10,640	10,002
14% 1/19/11	TRY	5,235	3,254
UK Treasury GILT:
4.25% 3/7/36	GBP	5,000	7,869
4.25% 12/7/46	GBP	2,650	4,262
4.5% 3/7/19	GBP	20,400	32,958
4.5% 12/7/42	GBP	11,015	18,292
4.75% 9/7/15	GBP	7,000	11,325
5% 3/7/18	GBP	3,300	5,575
5% 3/7/25	GBP	8,670	14,328
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (l)		6,735	5,186
6.385% 6/26/12 (g)		7,235	3,473
6.75% 11/14/17 (g)		14,680	5,725
United Mexican States:
7.5% 4/8/33		1,520	1,737
8.3% 8/15/31		1,435	1,758
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	31,632	900
8% 11/18/22		4,854	4,417
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		1,250	20
5.0588% 4/20/11 (Reg. S) (l)		17,655	10,681
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
5.375% 8/7/10 (Reg. S)		$ 5,225	$ 4,089
7% 3/31/38		2,820	1,029
8.5% 10/8/14		7,200	3,492
9% 5/7/23 (Reg. S)		14,900	6,258
9.25% 9/15/27		10,965	5,921
9.375% 1/13/34		4,115	1,913
10.75% 9/19/13		18,240	11,947
13.625% 8/15/18		8,710	5,879
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,644	1,069
6.875% 1/15/16 (g)		5,335	4,428
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,060,753)			949,171
Common Stocks - 0.2%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(o)	156,879	0
Remy International, Inc. (a)	57,470	14
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	244,160	418
TOTAL CONSUMER DISCRETIONARY		432
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)(g)	98	0
Airlines - 0.2%
Delta Air Lines, Inc. (a)	715,979	8,205
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(o)	742,300	5
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	$ 130
TOTAL COMMON STOCKS (Cost $18,296)		8,772
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	154
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 9.00% (g)	872	279
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		279
TOTAL PREFERRED STOCKS (Cost $512)		433
Floating Rate Loans - 4.2%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Visteon Corp. term loan 7.75% 6/13/13 (l)	$ 6,065	1,395
Automobiles - 0.4%
AM General LLC:
Tranche B, term loan 5.5023% 9/30/13 (l)	2,904	1,916
3.9613% 9/30/12 (l)	119	78
Ford Motor Co. term loan 5% 12/15/13 (l)	19,915	8,065
General Motors Corp. term loan 5.795% 11/29/13 (l)	19,831	8,924
		18,983
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (l)	$ 3,750	$ 1,500
Thomson Learning, Inc. term loan 2.96% 7/5/14 (l)	4,100	2,655
		4,155
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.2451% 2/16/14 (l)	132	60
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.2463% 6/14/13 (l)	36	17
term loan 2.9005% 6/14/14 (l)	402	185
Six Flags, Inc. Tranche B, term loan 3.6861% 4/30/15 (l)	11,737	6,866
		7,128
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 6.4588% 11/30/14 (l)	340	51
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (l)	9,194	6,803
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (l)	926	768
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (l)	23,367	7,010
Idearc, Inc. term loan 3.4175% 11/17/14 (l)	3,217	965
		15,597
Specialty Retail - 0.1%
Michaels Stores, Inc. term loan 3.523% 10/31/13 (l)	9,325	4,662
Toys 'R' US, Inc. term loan 4.8675% 12/8/09 (l)	1,620	632
		5,294
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (l)	1,480	1,006
Tranche B 1LN, term loan 5.0376% 9/5/13 (l)	2,986	2,448
		3,454
TOTAL CONSUMER DISCRETIONARY		56,006
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 3.5112% 6/5/13 (l)	$ 1,007	$ 906
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2.7078% 6/4/14 (l)	2,412	1,302
TOTAL CONSUMER STAPLES		2,208
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (l)	481	380
Helix Energy Solutions Group, Inc. term loan 5.4568% 7/1/13 (l)	85	51
		431
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.6325% 12/28/10 (l)	478	330
Tranche D, term loan 6.6314% 12/28/13 (l)	1,545	1,066
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.7619% 10/31/12 (l)	570	348
term loan 5.9298% 10/31/12 (l)	992	605
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (l)	370	233
Walter Industries, Inc. term loan 4.1544% 10/3/12 (l)	74	56
		2,638
TOTAL ENERGY		3,069
FINANCIALS - 0.3%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6% 8/3/12 (l)	8,167	4,328
Tranche 2LN, term loan 8.5% 8/3/13 (l)	1,650	363
		4,691
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 4.2409% 4/8/12 (l)	3,170	1,236
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (l)	$ 1,586	$ 999
Tranche B, term loan 5.7063% 10/10/13 (l)	5,892	3,712
Tranche DD, term loan 6.7263% 10/10/13 (l)	5,648	3,558
		8,269
TOTAL FINANCIALS		14,196
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4.7088% 4/26/15 (l)	610	421
4.8071% 4/26/15 (l)(p)	154	106
		527
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (l)	10,390	8,000
Tranche DD, term loan 1.8013% 7/25/14 (l)(p)	531	409
Health Management Associates, Inc. Tranche B, term loan 3.2088% 2/28/14 (l)	816	522
		8,931
TOTAL HEALTH CARE		9,458
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.9575% 2/21/13 (l)	83	52
Tranche 2LN, term loan 11.2075% 2/21/14 (l)	130	59
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.72% 9/29/13 (l)	146	105
Tranche 2LN, term loan 6.22% 3/28/14 (l)	60	42
		258
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.1488% 4/30/14 (l)	8,338	4,169
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. term loan 3.44% 12/31/10 (l)	$ 6,032	$ 4,494
United Air Lines, Inc. Tranche B, term loan 2.6465% 2/1/14 (l)	4,870	2,338
		11,001
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (l)	114	92
term loan 3.3338% 1/26/14 (l)	1,791	1,442
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.1375% 2/7/15 (l)	590	118
		1,652
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 4.669% 12/3/14 (l)	415	228
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (l)	58	48
Dresser, Inc.:
Tranche 2LN, term loan 7.9862% 5/4/15 pay-in-kind (l)	3,640	1,456
Tranche B 1LN, term loan 4.4089% 5/4/14 (l)	466	280
Navistar International Corp.:
term loan 3.7213% 1/19/12 (l)	2,083	1,166
Credit-Linked Deposit 5.17% 1/19/12 (l)	757	424
		3,374
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 5.3988% 11/30/14 (l)	730	135
VWR Funding, Inc. term loan 2.9613% 6/29/14 (l)	1,300	819
		954
TOTAL INDUSTRIALS		17,467
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (l)	4,533	2,856
Tranche B-A1, term loan 7.0688% 10/1/14 (l)	1,303	821
Tranche B-B, term loan 6.1325% 10/1/12 (l)	3,516	2,321
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 5.3639% 10/10/14 (l)	$ 8,863	$ 6,204
Tranche B2, term loan 5.6032% 10/10/14 (l)	11,198	7,839
Tranche B3, term loan 5.3603% 10/10/14 (l)	15,737	11,016
		31,057
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 3.3215% 3/20/13 (l)	3,218	2,783
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (l)	6,657	3,928
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (l)	9,855	5,716
Tranche 2LN, term loan 7.2088% 6/11/15 (l)	1,495	673
Open Solutions, Inc. term loan 5.955% 1/23/14 (l)	216	52
		6,441
TOTAL INFORMATION TECHNOLOGY		44,209
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.4013% 4/2/13 (l)	186	102
term loan 5.5525% 4/2/14 (l)	1,008	681
Momentive Performance Materials, Inc. Tranche B1, term loan 2.75% 12/4/13 (l)	5,258	3,418
		4,201
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 3.8763% 4/3/15 (l)	9,107	5,646
Metals & Mining - 0.1%
Aleris International, Inc. term loan 2.5668% 12/19/13 (l)	2,489	958
Novelis Corp. term loan 3.46% 7/6/14 (l)	3,979	2,308
		3,266
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (l)	$ 6,090	$ 1,370
White Birch Paper Co. Tranche 1LN, term loan 4.21% 5/8/14 (l)	1,226	552
		1,922
TOTAL MATERIALS		15,035
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 11.7525% 12/12/11 pay-in-kind (l)	5,620	3,238
Tranche 2, term loan 11.473% 3/21/15 (l)	3,490	2,897
Tranche B, term loan 5.885% 5/26/13 (l)	1,565	1,299
Tranche C, term loan 6.635% 5/26/14 (l)	1,565	1,299
		8,733
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (l)	566	464
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (l)	1,290	1,045
		1,509
TOTAL TELECOMMUNICATION SERVICES		10,242
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 2.675% 2/1/13 (l)	3,745	3,258
Credit-Linked Deposit 2.8587% 2/1/13 (l)	1,845	1,605
		4,863
TOTAL FLOATING RATE LOANS (Cost $246,581)		176,753
Fixed-Income Funds - 3.3%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $206,637)	2,144,164	139,649
Preferred Securities - 0.8%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 12,465	$ 10,575
Net Servicos de Comunicacao SA 9.25% (g)	6,400	4,983
		15,558
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	17,230	13,451
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (l) EUR	1,250	1,055
MUFG Capital Finance 3 Ltd. 2.68% (l) JPY	150,000	1,687
		2,742
TOTAL PREFERRED SECURITIES (Cost $39,159)		31,751
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $84)	7,500	131
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $367,928)	367,928,267	367,928
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,965,611)		4,195,092
NET OTHER ASSETS - (0.2)%		(6,361)
NET ASSETS - 100%		$ 4,188,731
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
242 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 52,771	$ 359

The face value of futures purchased as a percentage of net assets - 1.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ (2,391)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	7,000	(2,621)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(1,964)
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	65,850	1,695
		$ 92,850	$ (5,281)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,426,000 or 7.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $469,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,703,000.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Quantity represents share amount.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,971

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $416,000 and $315,000, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,259
Fidelity Floating Rate Central Fund	11,217
Total	$ 24,476
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 281,312	$ 62,199	$ 131,924	$ 139,649	7.0%
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,195,092	$ 516,344	$ 3,640,307	$ 38,441
Other Financial Instruments*	$ (5,670)	$ 359	$ (6,029)	$ -
*Other financial instruments include Futures Contracts, Forward Commitments and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,669
Total Realized Gain (Loss)	61
Total Unrealized Gain (Loss)	(9,788)
Cost of Purchases	21,758
Proceeds of Sales	(4,350)
Amortization/Accretion	37
Transfer in/out of Level 3	22,054
Ending Balance	$ 38,441

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.5%
Germany	3.8%
Canada	3.0%
United Kingdom	2.9%
Japan	2.9%
Italy	2.1%
Argentina	2.1%
Bermuda	1.9%
Venezuela	1.8%
Luxembourg	1.4%
Russia	1.4%
Netherlands	1.2%
Brazil	1.0%
France	1.0%
Others (individually less than 1%)	7.0%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $37,578,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $37,254,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,391,046)	$ 3,687,515
Fidelity Central Funds (cost $574,565)	507,577
Total Investments (cost $4,965,611)		$ 4,195,092
Commitment to sell securities on a delayed delivery basis	(53,792)
Receivable for securities sold on a delayed delivery basis	53,044	(748)
Receivable for investments sold, regular delivery		7,032
Cash		1,639
Foreign currency held at value (cost $2,326)		2,344
Receivable for fund shares sold		7,560
Dividends receivable		2
Interest receivable		71,387
Distributions receivable from Fidelity Central Funds		1,340
Prepaid expenses		47
Unrealized appreciation on swap agreements		1,695
Total assets		4,287,390

Liabilities
Payable for investments purchased Regular delivery	$ 34,369
Delayed delivery	42,019
Payable for fund shares redeemed	8,800
Distributions payable	3,626
Accrued management fee	1,939
Payable for daily variation on futures contracts	8
Other affiliated payables	566
Other payables and accrued expenses	356
Unrealized depreciation on swap agreements	6,976
Total liabilities		98,659

Net Assets		$ 4,188,731
Net Assets consist of:
Paid in capital		$ 5,042,090
Undistributed net investment income		16,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(93,378)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(776,200)
Net Assets, for 480,300 shares outstanding		$ 4,188,731
Net Asset Value, offering price and redemption price per share ($4,188,731 ÷ 480,300 shares)		$ 8.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Dividends		$ 5,455
Interest		303,558
Income from Fidelity Central Funds		24,476
Total income		333,489

Expenses
Management fee	$ 28,577
Transfer agent fees	6,035
Accounting fees and expenses	1,368
Custodian fees and expenses	321
Independent trustees' compensation	21
Registration fees	163
Audit	142
Legal	26
Interest	1
Miscellaneous	36
Total expenses before reductions	36,690
Expense reductions	(91)	36,599
Net investment income		296,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(93,661)
Fidelity Central Funds	(19,361)
Foreign currency transactions	1,093
Futures contracts	987
Swap agreements	9,113
Total net realized gain (loss)		(101,829)
Change in net unrealized appreciation (depreciation) on: Investment securities	(797,202)
Assets and liabilities in foreign currencies	17
Futures contracts	367
Swap agreements	(9,564)
Delayed delivery commitments	(725)
Total change in net unrealized appreciation (depreciation)		(807,107)
Net gain (loss)		(908,936)
Net increase (decrease) in net assets resulting from operations		$ (612,046)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 296,890	$ 271,155
Net realized gain (loss)	(101,829)	91,391
Change in net unrealized appreciation (depreciation)	(807,107)	(107,118)
Net increase (decrease) in net assets resulting from operations	(612,046)	255,428
Distributions to shareholders from net investment income	(282,958)	(266,888)
Distributions to shareholders from net realized gain	(29,806)	(65,893)
Total distributions	(312,764)	(332,781)
Share transactions Proceeds from sales of shares	1,720,216	2,016,023
Reinvestment of distributions	278,998	298,450
Cost of shares redeemed	(2,142,789)	(1,226,700)
Net increase (decrease) in net assets resulting from share transactions	(143,575)	1,087,773
Total increase (decrease) in net assets	(1,068,385)	1,010,420

Net Assets
Beginning of period	5,257,116	4,246,696
End of period (including undistributed net investment income of $16,219 and undistributed net investment income of $8,984, respectively)	$ 4,188,731	$ 5,257,116
Other Information Shares
Sold	171,141	190,112
Issued in reinvestment of distributions	28,561	28,258
Redeemed	(221,019)	(116,054)
Net increase (decrease)	(21,317)	102,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.64	$ 10.43	$ 10.77	$ 10.50
Income from Investment Operations
Net investment income B	.583	.594	.575	.551	.570
Net realized and unrealized gain (loss)	(1.726)	(.032)	.251	(.227)	.383
Total from investment operations	(1.143)	.562	.826	.324	.953
Distributions from net investment income	(.557)	(.584)	(.556)	(.544)	(.553)
Distributions from net realized gain	(.060)	(.138)	(.060)	(.120)	(.130)
Total distributions	(.617)	(.722)	(.616)	(.664)	(.683)
Net asset value, end of period	$ 8.72	$ 10.48	$ 10.64	$ 10.43	$ 10.77
Total Return A	(11.37)%	5.44%	8.15%	3.12%	9.44%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.73%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.73%	.73%	.75%	.75%	.76%
Expenses net of all reductions	.73%	.73%	.75%	.75%	.76%
Net investment income	5.89%	5.61%	5.49%	5.23%	5.46%
Supplemental Data
Net assets, end of period (in millions)	$ 4,189	$ 5,257	$ 4,247	$ 3,462	$ 3,191
Portfolio turnover rate D	255%	140%	80%	119%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 164,476
Unrealized depreciation	(943,006)
Net unrealized appreciation (depreciation)	(778,530)
Capital loss carryforward	(37,578)

Cost for federal income tax purposes	$ 4,973,622

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 307,796	$ 305,593
Long-term Capital Gains	4,968	27,188
Total	$ 312,764	$ 332,781

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This

Annual Report

4. Operating Policies - continued

Futures Contracts - continued

amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,106,768 and $6,832,411, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,497. The weighted average interest rate was .69%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $57 and $34, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund two hundred and seventy-nine dollars, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Credit Risk.

The Fund invests a portion of its assets in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's statement of additional information (SAI) includes more information about the trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset
Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates $19,291,949 of the income dividends during the period January 1, 2008 to December 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

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Fidelity Management & Research Company Boston, MA

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Fidelity Distributors Corporation

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Boston, MA

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The Bank of New York

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The Fidelity Telephone Connection

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Automated line for quickest service

FSN-UANN-0209
1.787743.105

Fidelity®
Intermediate Municipal Income
Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Intermediate Municipal Income	0.96%	3.03%	4.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Intermediate Municipal Income, a class of the fund, on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Intermediate Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund's Retail Class shares returned 0.96%, and the Barclays Capital 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 2.48%. The fund's underperformance of the benchmark stemmed in part from its underexposure to muni bonds backed by U.S. Treasuries and other government-guaranteed securities, namely prerefunded and escrowed bonds. These securities were in strong demand as investors flocked to very high-quality securities with attractive levels of tax-free yield. Yield-curve positioning also worked against us. Specifically, the fund lost ground because of my decision to overweight longer-term bonds, which underperformed in the face of unfavorable supply/demand conditions. The fund also suffered from having a larger-than-index weighting in lower-quality investment-grade securities - particularly health care bonds - which suffered as investor demand for them waned amid a global flight to quality. On the plus side, the fund was helped by its underweighting in housing and tobacco bonds, two of the muni market's laggards, which were hurt primarily by the overall downturn in lower-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.69%
Actual		$ 1,000.00	$ 1,001.50	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.51
Class T	.68%
Actual		$ 1,000.00	$ 1,001.60	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class B	1.37%
Actual		$ 1,000.00	$ 998.10	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.45%
Actual		$ 1,000.00	$ 997.60	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.35
Intermediate Municipal Income	.42%
Actual		$ 1,000.00	$ 1,002.90	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,023.03	$ 2.14
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,002.80	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.92	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.6	14.7
California	13.5	15.4
New York	12.8	12.4
Illinois	9.7	9.5
Florida	6.7	6.5
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	36.3
Health Care	13.0	11.1
Special Tax	11.1	12.5
Electric Utilities	10.1	8.7
Escrowed/Pre-Refunded	8.8	10.0
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	7.9	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	5.3	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 10.5%	AAA 24.0%
AA,A 70.9%	AA,A 64.5%
BBB 10.0%	BBB 5.4%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 3.2%	Not Rated 2.2%
Net Other Assets 5.0%	Net Other Assets 3.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,053
Series 2005 A2, 5% 6/1/12	1,500	1,540
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,279
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,172
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,298
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (d)	3,865	3,954
Jefferson County Ltd. Oblig. School Warrants:
Series 2004 A, 5.5% 1/1/22	2,300	1,271
Series A, 5.25% 1/1/15	2,000	1,113
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,035
		19,715
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (d)(e)	2,935	3,061
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	515
5% 1/1/11	1,000	1,017
5% 1/1/12	1,200	1,214
Series 2008 D:
5.5% 1/1/38	6,300	5,243
6% 1/1/27	1,400	1,314
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,124
Series 2008, 5.75% 9/1/22	15,000	15,458
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,443
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (d)	$ 1,280	$ 1,288
5.25% 7/1/11 (d)	2,250	2,262
5.5% 7/1/12 (d)	2,450	2,490
5.5% 7/1/13 (d)	1,005	1,023
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/19 (FGIC Insured)	1,090	1,149
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,798
5% 9/1/10	1,000	1,007
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,500	1,575
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,139
		46,418
California - 13.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,263
5.5% 5/1/15	2,600	2,775
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,800	5,142
5% 7/1/15	15,200	16,282
5.25% 1/1/11	700	735
5.25% 7/1/12	1,210	1,299
5.25% 7/1/13	10,300	11,185
5.25% 7/1/13	7,000	7,601
5.25% 7/1/14	9,700	10,576
5.25% 7/1/14	13,240	14,436
Series 2008 A, 5% 7/1/09	5,000	5,082
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	1,005	1,043
5% 10/1/13	1,550	1,643
5% 11/1/13	4,000	4,242
5% 3/1/15	2,765	2,930
5% 8/1/16	6,070	6,398
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,683
5% 3/1/26	2,200	2,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/27 (AMBAC Insured)	$ 1,800	$ 1,640
5% 2/1/31 (MBIA Insured)	1,900	1,661
5% 8/1/33	4,300	3,708
5.125% 11/1/24	1,900	1,825
5.125% 2/1/26	1,200	1,125
5.25% 2/1/11	1,650	1,720
5.25% 3/1/12	2,210	2,341
5.25% 2/1/15	5,000	5,267
5.25% 2/1/16	8,500	8,878
5.25% 2/1/27 (MBIA Insured)	1,605	1,515
5.25% 2/1/28	3,400	3,174
5.25% 2/1/33	6,100	5,518
5.25% 12/1/33	110	99
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	6,645	7,753
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	6,570	7,616
5.25% 3/1/38	12,200	10,898
5.5% 3/1/11	8,500	8,918
5.5% 4/1/13	1,400	1,510
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	13,467
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,505
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	10,015	11,733
5.5% 8/1/30	10,000	9,645
5.5% 11/1/33	21,355	20,274
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	2,880
Series 2008 L, 5.125% 7/1/22	3,800	3,464
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,343
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	8,912
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	15,296	9,130
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	$ 3,400	$ 2,847
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,652
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,614
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,789
Series 2005 K, 5% 11/1/16	7,195	7,248
5% 11/1/14 (FGIC Insured)	5,000	5,254
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,108
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,270
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	3,875
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,458
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	6,872
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,852
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,183
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	1,900	1,267
Series 1999:
0% 1/15/27 (a)	1,000	718
5% 1/15/16 (MBIA Insured)	1,000	993
5.75% 1/15/40	1,600	1,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,323
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,331
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	$ 2,500	$ 2,537
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,688
5% 1/1/11 (FSA Insured) (d)	1,740	1,731
5% 1/1/12 (FSA Insured) (d)	1,835	1,840
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	1,750	1,881
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,153
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,034
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	3,420	3,558
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	3,740
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A1, 5%, tender 12/1/09 (c)	9,700	9,973
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,536
6.5% 8/1/28	2,750	2,938
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,681
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (d)	1,395	1,371
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,115
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,921
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,162
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,827
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,050
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	718
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,294
5% 5/15/16 (MBIA Insured)	6,880	7,510
		408,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	$ 5,000	$ 4,611
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	1,000	1,075
5.25% 11/1/24 (MBIA Insured)	1,400	1,422
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,107
5% 11/15/12 (Escrowed to Maturity) (e)	120	132
5% 11/15/14	1,105	1,105
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	399
5% 11/15/13 (Escrowed to Maturity) (e)	890	994
5% 11/15/14	420	420
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,055
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,894
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	581
5% 7/1/12	675	582
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,905
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	3,475	2,510
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (d)	6,020	6,020
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	1,909
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,078
5.75% 12/15/22 (FGIC Insured)	1,000	1,061
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (MBIA Insured)	1,400	943
		32,871
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	$ 1,930	$ 2,080
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,311
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,038
Series B, 0% 6/1/12 (MBIA Insured)	3,400	3,063
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,329
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,226
4% 8/15/11 (FSA Insured)	1,050	1,056
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,542
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,505
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,802
		25,952
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (e)	195	198
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (MBIA Insured)	1,000	1,012
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,224
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,671
5% 3/1/12 (MBIA Insured)	4,000	4,108
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,476
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,639
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,240
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13	19,705	21,403
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	$ 3,465	$ 3,768
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	666
Series 2008 A, 5.375% 7/1/28	3,375	3,394
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,136
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,443
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,098
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,757
Series B:
5% 11/15/17	1,050	1,005
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	170
Series G:
5% 11/15/12	965	982
5% 11/15/12 (Escrowed to Maturity) (e)	35	39
5% 11/15/13	1,545	1,562
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,022
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,727
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,051
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,065
4% 10/1/11	2,105	2,183
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,006
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,286
5% 11/15/14	2,485	2,279
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,018
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23	3,655	3,597
5.25% 6/1/24	3,850	3,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series B: - continued
5.25% 6/1/25	$ 4,050	$ 3,924
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	501
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,358
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,024
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (c)	2,500	2,530
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,282
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,829
5% 8/1/15 (AMBAC Insured)	5,990	6,448
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,455
5.25% 10/1/20 (FSA Insured)	5,000	5,114
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,218
5.75% 10/1/43	1,850	1,443
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,927
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,916
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,714
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (d)(e)	2,000	2,101
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (c)	5,200	5,166
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,876
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,076
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/15	4,400	4,472
		202,110
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,620
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,059
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,211
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,474
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (c)	11,300	11,403
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,489
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	9,500	10,488
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,430
Series 2005 V:
6.6% 1/1/18 (e)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,732
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 9/15/12	1,895	1,726
Series A, 5% 9/15/14	3,000	2,590
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	6,800	6,745
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	9,000	9,079
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,794
5.25% 1/1/20	1,625	1,634
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	928
		72,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	$ 3,700	$ 3,902
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,582
6.75% 11/1/37	2,600	2,483
		5,065
Illinois - 9.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,729
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	853
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,200
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,164
0% 12/1/16 (FGIC Insured)	1,000	695
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured) (c)	4,100	3,109
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,493
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	775	740
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	373
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	335
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	4,609
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (e)	5,355	6,051
5.25% 1/1/29 (FSA Insured)	190	178
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,039
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,427
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,000
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,744
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (d)	1,995	1,995
5.5% 1/1/10 (AMBAC Insured) (d)	4,795	4,896
5.5% 1/1/11 (d)	10,000	10,082
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,378
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Series A:
5.25% 1/1/21	$ 1,765	$ 1,828
5.5% 1/1/18 (FGIC Insured)	370	380
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,401
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,057
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,568
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,181
5% 6/1/12	3,645	3,836
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,561
Series 2008, 5.25% 11/1/33	4,500	4,255
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,198
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,715
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,124
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	1,100	1,115
Series B, 5.25% 11/15/28 (MBIA Insured)	600	604
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,910
Cook County Thorton Township High School District #205:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,041
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,859
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,737
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,953
0% 11/1/17	2,700	1,889
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(d)	3,500	3,442
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,288
5.5% 5/1/13 (FGIC Insured)	1,000	1,095
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,013
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	$ 1,505	$ 1,644
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	1,035	1,004
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,377
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,623
5.25% 10/1/14	2,290	2,272
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,515
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	3,811
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,075
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	3,843
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,165	3,170
5% 10/1/09	1,000	1,021
5% 10/1/10	1,235	1,280
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,934
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	5,723
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	798
5% 11/1/13 (MBIA Insured)	2,050	2,072
5% 11/1/14 (MBIA Insured)	2,250	2,257
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,067
5.375% 7/1/15 (MBIA Insured)	1,300	1,396
5.5% 8/1/10	1,400	1,465
5.5% 4/1/16 (FSA Insured)	1,000	1,071
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
Series 2000:
5.5% 4/1/17	2,600	2,680
5.6% 4/1/21	2,800	2,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09 (Escrowed to Maturity) (e)	$ 1,040	$ 1,053
7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (e)	5,000	5,401
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,574
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,025
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,637
Series W, 5% 6/15/13	3,430	3,432
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,677
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	37,055
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,012
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,755
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,915
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,769
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,775
0% 12/1/14 (FSA Insured)	5,180	4,223
0% 12/1/15 (FSA Insured)	3,810	2,952
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,403
0% 12/1/10 (FSA Insured)	3,380	3,225
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,541
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,017
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,105
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	7,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,050	$ 1,511
0% 6/15/17 (FGIC Insured)	3,240	2,249
0% 6/15/20 (FGIC Insured)	1,400	783
5% 12/15/28 (MBIA Insured)	1,000	954
Series 2002 A, 0% 6/15/14 (FGIC Insured)	6,535	5,339
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,228
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,386
Univ. of Illinois Univ. Revs.:
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (e)	1,000	1,050
0% 4/1/14	3,500	2,872
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,077
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	831
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	796
		291,447
Indiana - 3.2%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	925
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,263
5% 1/10/14 (FSA Insured)	1,180	1,308
5% 7/10/14 (FSA Insured)	1,215	1,353
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,442
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,379
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,088
5% 1/15/12 (MBIA Insured)	1,295	1,395
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,822
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,416
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	$ 1,010	$ 1,141
5.25% 7/15/16 (FSA Insured)	2,095	2,376
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,429
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	926
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	3,566
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	14,450	14,563
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,822
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	1,150	1,025
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,109
0% 12/1/17 (AMBAC Insured)	1,470	1,002
0% 6/1/18 (AMBAC Insured)	1,740	1,146
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,613
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,112
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,480
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,170
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,223
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,373
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	7,363
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,780
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,524
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,626
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	2,295	2,347
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,066
		95,176
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,201
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,245
5.25% 12/1/11 (MBIA Insured)	1,805	1,817
Series II, 5.5% 11/1/19	1,000	1,064
5.5% 11/1/20	1,000	1,050
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	1,956
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,495
		9,627
Kentucky - 1.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,667
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	6,566
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	12,662
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,305
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,011
		32,211
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	$ 2,700	$ 2,933
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	4,970
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	992
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	2,000	1,664
5.25% 12/1/23 (MBIA Insured)	1,740	1,586
0% 9/1/13 (AMBAC Insured)	1,400	1,195
		14,389
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,200
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	1,810	1,930
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,080
5.25% 7/1/32 (AMBAC Insured)	2,080	2,036
		10,246
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,723
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,238
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	555
4% 7/1/10 (AMBAC Insured)	1,275	1,300
4% 7/1/11 (AMBAC Insured)	1,000	1,020
Series 2008 F:
4% 7/1/09	1,750	1,769
4% 7/1/11	2,000	1,976
5% 7/1/12	1,000	1,013
5% 7/1/17	1,190	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/18	$ 2,500	$ 2,376
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,250	1,823
		16,943
Massachusetts - 2.6%
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	268
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	721
5% 1/1/13	750	756
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,386
6.375% 8/1/15	2,460	2,586
6.375% 8/1/16	2,570	2,693
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	2,492
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,261
5.75% 6/15/13	3,000	3,181
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,203
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,581
Series 2007 C:
5% 8/1/37	15,800	15,309
5.25% 8/1/22	3,300	3,477
5.25% 8/1/23	1,600	1,673
5.25% 8/1/24	4,000	4,156
Series D, 5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,988
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,405
5.125% 7/1/38	1,500	1,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.): - continued
Series 2008 E2:
5% 7/1/10	$ 3,825	$ 3,842
5% 7/1/11	3,000	2,994
5% 7/1/12	2,075	2,042
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	649
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	612
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	2,324
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/37	8,500	8,078
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,280
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		80,002
Michigan - 2.4%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,133
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,585
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,003
5% 9/30/12 (MBIA Insured)	1,500	1,492
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,364
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,703
Series 2006 D, 3.201% 7/1/32 (c)	5,555	3,001
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,159
5.25% 7/1/14 (MBIA Insured)	2,600	2,711
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,016
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	$ 2,800	$ 2,967
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (e)	1,000	1,060
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,729
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	8,307
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,006
5.5% 3/1/17	1,885	1,886
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	870	880
5% 5/15/11	1,100	1,115
5% 5/15/12	1,250	1,263
5% 5/15/13	1,500	1,505
Series A, 5% 6/1/19	8,000	7,350
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,195
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,920
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,374
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,130
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,160
		71,415
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,222
5.625% 12/1/22	575	407
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	995
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,508
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,451
5.5% 7/1/18	1,400	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	$ 400	$ 361
5% 5/15/13	395	345
5% 5/15/14	250	211
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,164
		9,999
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(d)	1,275	1,159
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,049
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	3,913
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,308
5% 8/15/13	1,500	1,488
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,213
		11,130
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	8,400	8,541
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	927
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,125
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,037
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	795
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,405
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	2,370	2,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	$ 1,500	$ 1,449
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,092
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,904
		22,839
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (c)	4,200	4,172
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,226
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,390
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	975
Series 2008 E, 5% 7/1/11	5,000	5,198
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,378
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,118
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	992
5% 7/1/14	1,000	978
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,402
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,137
		22,568
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,400	2,436
3.5%, tender 2/1/09 (c)(d)	2,600	2,599
		5,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	$ 1,710	$ 1,431
Series B:
5% 2/15/13	2,210	1,918
5.25% 2/15/10	1,925	1,861
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,545
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	1,857
5.25% 3/1/15	3,000	3,247
5.25% 3/1/21	6,500	6,598
5.25% 3/1/21 (MBIA Insured)	1,200	1,245
5.25% 3/1/23	1,500	1,502
5.25% 3/1/24	5,550	5,492
5.25% 3/1/25	4,200	4,110
5.25% 3/1/26	4,700	4,555
Series 2005 P, 5.125% 9/1/28	1,100	1,020
Series 2008 Y:
5% 9/1/10	1,000	1,037
5% 9/1/11	1,000	1,055
5% 9/1/12	2,545	2,710
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	937
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,437
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,610
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,799
		51,966
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	2,410	2,408
New York - 12.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,007
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	$ 4,740	$ 5,050
5.75% 5/1/22	2,240	2,274
Series 2004:
5.75% 5/1/17	2,895	3,108
5.75% 5/1/19 (FSA Insured)	5,590	5,876
5.75% 5/1/22 (FSA Insured)	8,525	8,724
5.75% 5/1/25 (FSA Insured)	1,715	1,729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	5,999
Series B:
5% 6/1/10	2,600	2,681
5% 6/1/11	1,075	1,126
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,046
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,685
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	630
Series 2002 C, 5.5% 8/1/13	2,000	2,169
Series 2003 J, 5.5% 6/1/19	2,315	2,394
Series 2005 F1, 5.25% 9/1/14	3,600	3,895
Series 2005 G, 5% 8/1/14	6,500	6,949
Series 2005 J, 5% 3/1/12	3,020	3,193
Series 2005 K, 5% 8/1/11	3,975	4,174
Series 2008 A1, 5.25% 8/15/21	11,000	11,065
Series 2008 E, 5% 8/1/13	11,760	12,555
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	3,924
5% 6/15/39	1,600	1,494
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S2, 6% 7/15/38	7,000	7,101
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	4,590	4,810
6% 11/1/28 (b)	40,925	43,424
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,925
Series 2007 C1, 5% 11/1/13	11,050	12,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 10,000	$ 10,643
Series A:
5.75% 7/1/13	3,400	3,623
5.75% 7/1/13 (AMBAC Insured)	1,100	1,172
Series C, 7.5% 7/1/10	2,250	2,356
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,259
5% 2/15/11	2,720	2,829
5% 2/15/12	6,855	7,184
5% 2/15/13	6,545	6,923
5% 8/15/13	7,390	7,864
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,405
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	549
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,077
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,072
Series 2008 A, 5.25% 11/15/36	8,800	7,700
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	9,798
Series 2008 C, 6.5% 11/15/28	11,300	11,792
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,205
5.25% 1/1/27	5,000	5,016
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,052
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	3,420	3,665
Series A, 5% 4/1/14	1,500	1,616
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,799
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,137
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	2,483
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,325	7,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,159
5.25% 6/1/22 (AMBAC Insured)	3,450	3,353
5.5% 6/1/14	4,780	4,802
5.5% 6/1/15	13,000	13,172
5.5% 6/1/16	20,000	20,208
5.5% 6/1/17	1,900	1,920
5.5% 6/1/19	1,000	1,000
Series 2003 B1C:
5.5% 6/1/14	3,900	3,918
5.5% 6/1/15	4,900	4,965
5.5% 6/1/17	7,950	8,033
5.5% 6/1/18	17,165	17,291
5.5% 6/1/19	4,700	4,700
5.5% 6/1/22	600	566
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,796
Series C1:
5.5% 6/1/16	1,600	1,628
5.5% 6/1/20	800	785
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,022
		385,705
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,224
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,157
		5,381
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,700
5.25% 6/1/20 (AMBAC Insured)	1,520	1,576
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,350
5% 11/1/11 (FSA Insured)	1,200	1,269
5% 11/1/12 (FSA Insured)	1,300	1,384
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	$ 3,360	$ 3,388
Series A:
5.5% 1/1/11	1,590	1,625
5.75% 1/1/26	1,000	846
Series B:
6.125% 1/1/09	2,220	2,220
6.125% 1/1/09 (FGIC Insured)	10,000	10,000
Series C, 5.25% 1/1/10	2,630	2,649
Series D, 6% 1/1/09	805	805
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,284
		31,608
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,959
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	915
5% 7/1/14	1,000	864
		5,738
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,696
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,117
6% 6/1/42	1,500	853
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,192
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,173
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	1,600	1,717
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,621
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	1,800
5.5% 1/1/43	1,500	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	$ 15,000	$ 15,013
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	493
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (e)	1,000	1,093
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
Series 2008, 5.75% 12/1/35	5,900	4,858
5% 12/1/11	1,220	1,228
		39,262
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	930
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,091
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,937
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	1,600	1,654
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,300
5.5% 10/1/20 (FGIC Insured)	1,550	1,624
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,535
5% 8/15/13	1,260	1,285
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,811
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,015
5% 12/15/14	850	857
		26,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/09 (FSA Insured)	$ 720	$ 729
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (d)	3,500	3,512
Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,219
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,310
Series B:
5% 6/15/11	1,800	1,833
5% 6/15/12	2,000	2,040
5% 6/15/13	2,000	2,034
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,356
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,363
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,400
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,698
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,001
5% 12/15/13	1,155	1,000
Series B, 5% 12/15/13	3,115	2,697
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	495	441
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	430
East Stroudsburg Area School District Series A, 7.5% 9/1/22	2,400	2,852
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,531
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,888
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,612
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	3,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	$ 1,300	$ 1,049
6.5% 11/1/16 (d)	1,100	1,013
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(d)	2,300	2,300
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13	5,000	5,532
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,020
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,706
Series 2008 B1, 5.5% 6/1/33	8,500	8,158
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,651
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,546
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,040
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,492
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	674
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,165
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35	2,000	1,770
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,149
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,704
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,598
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (c)(d)	3,800	3,814
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,454
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	3,850
		103,139
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,217
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,506
		15,723
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,089
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	646
		2,735
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series A, 5.25% 8/15/11	1,765	1,777
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,424
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,661
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,784
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,511
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	789
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,016
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,204
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	$ 1,300	$ 1,448
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,114
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,235
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,466
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,740
		31,006
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	2,000	2,090
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,201
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,436
		6,727
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,776
5% 12/15/11	3,270	3,053
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	2,989
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	4,851
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,251
6.25% 1/1/13 (MBIA Insured)	1,700	1,802
7.25% 1/1/10 (MBIA Insured)	8,000	8,402
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,799
5% 9/1/11 (MBIA Insured)	1,835	1,919
5% 9/1/13 (MBIA Insured)	2,010	2,122
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	8,771
		41,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 13.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	$ 1,300	$ 1,303
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,250
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	666
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,347
6% 1/1/18	1,000	720
6% 1/1/19	1,335	931
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,783
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,964
0% 11/15/12 (AMBAC Insured)	5,645	5,015
0% 5/15/17 (FGIC Insured)	1,900	1,329
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,026
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,826
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,097
5.25% 2/15/42	6,000	5,944
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,274
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,035
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,324
5.375% 5/1/16 (FSA Insured)	185	198
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,380
5.375% 5/1/17 (FSA Insured)	195	207
Birdville Independent School District:
Series 2003, 5% 2/15/10	1,200	1,250
0% 2/15/12	4,150	3,826
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,302
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,031
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	$ 9,340	$ 9,916
5% 8/15/13	9,575	10,219
Clint Independent School District:
5% 8/15/21	1,310	1,364
5.5% 8/15/18	190	202
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	915
Comal Independent School District (School Bldg. Proj.) Series 2006, 5% 2/1/33	1,500	1,453
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,618
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,813
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,680
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	17,611
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (d)	4,200	3,997
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,155
Del Valle Independent School District 5.5% 2/1/11	1,350	1,444
Denton Independent School District Series 2002, 5% 8/15/33	5,300	5,132
DeSoto Independent School District 0% 8/15/18	2,195	1,454
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,624
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,121
Gainesville Independent School District 5.25% 2/15/36	1,035	1,033
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,042
5.5% 2/15/12	2,180	2,258
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,223
Harlandale Independent School District 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,016
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,542
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B:
5% 8/15/17	$ 2,000	$ 2,207
5% 8/15/18	1,000	1,094
5.25% 8/15/47	9,740	8,917
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	6,975
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,439
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,098
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,252
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	251
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,851
0% 8/15/10 (AMBAC Insured)	2,200	2,102
0% 8/15/15	2,000	1,584
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,519
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,698
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,467
0% 12/1/11 (AMBAC Insured)	8,250	7,582
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	1,028
0% 2/15/10	2,320	2,277
0% 2/15/16	1,250	969
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,613
Irving Independent School District Series A, 0% 2/15/16	1,035	796
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,437
0% 8/15/17	1,020	722
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,414
Klein Independent School District Series A:
5% 8/1/13	1,455	1,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series A: - continued
5% 8/1/14	$ 5,110	$ 5,675
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,265
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,395
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,481
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	2,200	2,084
5.25% 5/15/21	2,405	2,453
Manor Independent School District 5.25% 8/1/34	2,000	2,007
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,454
5.5% 2/15/14	330	349
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	2,107
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (e)	3,415	3,800
5.5% 2/15/18	145	151
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	924
5.5% 2/15/19	370	382
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	2,160	2,334
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,007
Midway Independent School District 0% 8/15/19	1,400	862
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	546
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,868
5.25% 3/1/20 (FSA Insured)	1,405	1,505
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	961
5.5% 8/15/26 (FGIC Insured)	1,225	1,242
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (e)	1,135	1,225
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,955
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	$ 3,300	$ 3,118
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,212
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,184
Northside Independent School District:
Series A:
5.25% 2/15/17	725	766
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,486
5.5% 2/15/13	1,090	1,158
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,319
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	573
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,087
Pflugerville Independent School District 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	537
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,604
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,399
Series 2007, 5.375% 8/15/33	7,340	7,438
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,285
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,014
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,137
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,491
5.625% 2/15/11	3,865	4,149
Round Rock Independent School District:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,125
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,181
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (d)	2,165	2,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	$ 3,495	$ 3,684
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,727
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,454
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,918
5.25% 2/1/14 (MBIA Insured)	1,835	2,046
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	685
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,235
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,363
South San Antonio Independent School District Series 2005, 5% 8/15/35	1,050	1,013
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,213
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,119
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,635	1,760
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	961
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	6,899
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,838
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,007
5.375% 8/1/10 (d)	1,915	1,990
0% 10/1/13	8,900	7,672
5% 10/1/12	3,500	3,823
5% 4/1/13	1,000	1,099
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	6,011
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,038
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	$ 2,000	$ 2,167
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	8,660
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,711
Series B, 5.625% 7/15/21	2,010	2,047
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18	2,280	2,329
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	3,912
Waller Independent School District:
5.5% 2/15/26	3,220	3,382
5.5% 2/15/33	4,160	4,271
5.5% 2/15/37	4,820	4,934
Waxahachie Independent School District:
0% 8/15/14	1,460	1,215
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,402
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,812
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,276
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	575
Ysleta Independent School District 0% 8/15/11	1,100	1,029
		408,905
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,373
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,844
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,700
		11,917
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,173
6.125% 12/1/27 (AMBAC Insured)	2,800	2,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	$ 1,000	$ 1,051
5% 12/1/14 (FSA Insured)	1,200	1,264
5% 12/1/15 (FSA Insured)	1,000	1,047
		6,994
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,774
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,069
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,069
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	4,986
		21,898
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,501
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,325
0% 6/1/17 (MBIA Insured)	2,800	1,908
0% 6/1/24 (MBIA Insured)	1,525	610
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,068
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,369
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,685
5.25% 1/1/11 (FSA Insured)	1,715	1,822
5% 1/1/10 (MBIA Insured)	2,000	2,062
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,785
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (e)	460	478
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.): - continued
Series 2006 A, 5% 7/1/13	$ 5,000	$ 5,450
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	151
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	2,094
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,269
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,028
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,247
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,329
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	874
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,087
5.75% 12/1/20 (MBIA Insured)	1,000	1,063
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,923
0% 12/1/12 (FGIC Insured)	6,830	6,069
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,806
Series 2001 C:
5.25% 1/1/16	3,000	3,133
5.25% 1/1/26 (FSA Insured)	11,200	11,248
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,107
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,178
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	3,977
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,017
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,493
0% 7/1/10	2,250	2,179
0% 7/1/12 (MBIA Insured)	4,000	3,588
		110,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	$ 1,100	$ 847
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,611
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,271
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,059
		6,788
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,885	1,670
6.375% 6/1/32	1,300	1,009
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	970	1,052
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,072
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	724
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,985
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,136
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,136
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	1,600	1,829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,524
Series 2006 A, 5% 8/15/12	4,795	4,291
		17,491
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $2,909,394)	2,864,054
NET OTHER ASSETS - 5.0%	151,291
NET ASSETS - 100%	$ 3,015,345
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,864,054	$ -	$ 2,864,054	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	34.9%
Health Care	13.0%
Special Tax	11.1%
Electric Utilities	10.1%
Escrowed/Pre-Refunded	8.8%
Transportation	8.1%
Others* (individually less than 5%)	14.0%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $741,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amount in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,909,394)		$ 2,864,054
Cash		109,926
Receivable for investments sold		5
Receivable for fund shares sold		14,284
Interest receivable		39,057
Prepaid expenses		28
Other receivables		46
Total assets		3,027,400

Liabilities
Payable for fund shares redeemed	$ 7,724
Distributions payable	2,751
Accrued management fee	782
Distribution fees payable	22
Other affiliated payables	688
Other payables and accrued expenses	88
Total liabilities		12,055

Net Assets		$ 3,015,345
Net Assets consist of:
Paid in capital		$ 3,061,323
Undistributed net investment income		191
Accumulated undistributed net realized gain (loss) on investments		(829)
Net unrealized appreciation (depreciation) on investments		(45,340)
Net Assets		$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,347 ÷ 4,477.8 shares)	$ 9.68

Maximum offering price per share (100/96.00 of $9.68)	$ 10.08
Class T: Net Asset Value and redemption price per share ($8,880 ÷ 917.8 shares)	$ 9.68

Maximum offering price per share (100/96.00 of $9.68)	$ 10.08
Class B: Net Asset Value and offering price per share ($1,403 ÷ 145.0 shares)A	$ 9.68

Class C: Net Asset Value and offering price per share ($15,286 ÷ 1,578.6 shares)A	$ 9.68

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,693,610 ÷ 278,391.1 shares)	$ 9.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($252,819 ÷ 26,095.0 shares)	$ 9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 107,619

Expenses
Management fee	$ 7,963
Transfer agent fees	2,031
Distribution fees	155
Accounting fees and expenses	455
Custodian fees and expenses	37
Independent trustees' compensation	10
Registration fees	256
Audit	58
Legal	9
Miscellaneous	16
Total expenses before reductions	10,990
Expense reductions	(1,128)	9,862
Net investment income		97,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,582)
Swap agreements	833
Total net realized gain (loss)		(749)
Change in net unrealized appreciation (depreciation) on: Investment securities	(81,191)
Swap agreements	(574)
Total change in net unrealized appreciation (depreciation)		(81,765)
Net gain (loss)		(82,514)
Net increase (decrease) in net assets resulting from operations		$ 15,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,757	$ 79,249
Net realized gain (loss)	(749)	1,676
Change in net unrealized appreciation (depreciation)	(81,765)	(1,242)
Net increase (decrease) in net assets resulting from operations	15,243	79,683
Distributions to shareholders from net investment income	(97,725)	(79,332)
Distributions to shareholders from net realized gain	(448)	(3,109)
Total distributions	(98,173)	(82,441)
Share transactions - net increase (decrease)	1,015,683	24,345
Redemption fees	140	61
Total increase (decrease) in net assets	932,893	21,648

Net Assets
Beginning of period	2,082,452	2,060,804
End of period (including undistributed net investment income of $191 and undistributed net investment income of $292, respectively)	$ 3,015,345	$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.344	.357	.365	.060
Net realized and unrealized gain (loss)	(.277)	.005	.003	.051
Total from investment operations	.067	.362	.368	.111
Distributions from net investment income	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.61%	.61%	.50%	.60% A
Net investment income	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.347	.355	.358	.050
Net realized and unrealized gain (loss)	(.279)	.006	.004	.059
Total from investment operations	.068	.361	.362	.109
Distributions from net investment income	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.63%	.63%	.59%	.76% A
Net investment income	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.278	.289	.294	.047
Net realized and unrealized gain (loss)	(.278)	.003	.002	.051
Total from investment operations	-	.292	.296	.098
Distributions from net investment income	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.271	.283	.285	.046
Net realized and unrealized gain (loss)	(.290)	.004	.012	.051
Total from investment operations	(.019)	.287	.297	.097
Distributions from net investment income	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Income from Investment Operations
Net investment income B	.372	.381	.385	.385	.395
Net realized and unrealized gain (loss)	(.278)	.006	.002	(.131)	(.022)
Total from investment operations	.094	.387	.387	.254	.373
Distributions from net investment income	(.373)	(.382)	(.384)	(.384)	(.395)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.050)	(.038)
Total distributions	(.375)	(.397)	(.387)	(.434)	(.433)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Total Return A	.96%	3.97%	3.97%	2.56%	3.74%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.38%	.37%	.34%	.36%	.42%
Net investment income	3.79%	3.85%	3.88%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2,694	$ 2,013	$ 2,026	$ 1,941	$ 1,813
Portfolio turnover rate D	8%	18%	24%	24%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.369	.378	.382	.061
Net realized and unrealized gain (loss)	(.276)	.006	.014	.052
Total from investment operations	.093	.384	.396	.113
Distributions from net investment income	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	.001	- I	- I	- I
Net asset value, end of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.36%	.39%	.36%	.47% A
Net investment income	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 49,433,969
Unrealized depreciation	(94,663,523)
Net unrealized appreciation (depreciation)	(45,229,554)
Undistributed ordinary income	9,302
Capital loss carryforward	(741,462)

Cost for federal income tax purposes	$ 2,909,283,391

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	$ 97,725,052	$ 79,332,276
Ordinary Income	448,074	-
Long-term Capital Gains	-	3,108,911
Total	$ 98,173,126	$ 82,441,187

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,104,600,728 and $202,346,707, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 46,322	$ 14,946
Class T	0%	.25%	15,511	59
Class B	.65%	.25%	7,412	5,471
Class C	.75%	.25%	85,950	53,333
			$ 155,195	$ 73,809

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,956
Class T	1,167
Class B*	1,472
Class C*	3,148
$ 26,743

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 17,504.09
Class T	5,555.09
Class B	1,050.13
Class C	9,161.11
Intermediate Municipal Income	1,891,087.08
Institutional Class	106,822.09
	$ 2,031,179

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,675 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $36,809 and $364,884, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 10,447
Class T	2,140
Class B	338
Class C	3,684
Intermediate Municipal Income	649,191
Institutional Class	60,933

$ 726,733

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 652,391	$ 124,745
Class T	219,437	159,794
Class B	23,358	11,453
Class C	235,783	58,079
Intermediate Municipal Income	92,047,171	76,819,880
Institutional Class	4,546,912	2,158,325
Total	$ 97,725,052	$ 79,332,276
From net realized gain
Class A	$ 1,433	$ 4,962
Class T	1,131	7,091
Class B	116	552
Class C	845	2,989
Intermediate Municipal Income	432,565	3,039,548
Institutional Class	11,984	53,769
Total	$ 448,074	$ 3,108,911

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	4,505,501	564,006	$ 43,996,512	$ 5,574,638
Reinvestment of distributions	55,413	10,803	540,757	107,073
Shares redeemed	(706,493)	(133,055)	(6,832,557)	(1,316,589)
Net increase (decrease)	3,854,421	441,754	$ 37,704,712	$ 4,365,122
Class T
Shares sold	532,466	187,303	$ 5,180,226	$ 1,858,696
Reinvestment of distributions	16,435	13,122	161,075	130,016
Shares redeemed	(161,487)	(112,246)	(1,557,092)	(1,112,184)
Net increase (decrease)	387,414	88,179	$ 3,784,209	$ 876,528
Class B
Shares sold	127,114	31,294	$ 1,249,257	$ 309,783
Reinvestment of distributions	1,393	754	13,635	7,464
Shares redeemed	(38,384)	(7,672)	(381,248)	(75,905)
Net increase (decrease)	90,123	24,376	$ 881,644	$ 241,342

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class C
Shares sold	1,487,099	325,025	$ 14,542,452	$ 3,224,697
Reinvestment of distributions	13,363	2,865	130,558	28,391
Shares redeemed	(263,093)	(123,487)	(2,540,494)	(1,217,653)
Net increase (decrease)	1,237,369	204,403	$ 12,132,516	$ 2,035,435
Intermediate Municipal Income
Shares sold	153,563,928	45,692,563	$ 1,507,415,406	$ 452,920,096
Reinvestment of distributions	6,914,479	5,772,347	67,815,139	57,180,438
Shares redeemed	(84,220,199)	(52,587,486)	(818,304,848)	(520,433,674)
Net increase (decrease)	76,258,208	(1,122,576)	$ 756,925,697	$ (10,333,140)
Institutional Class
Shares sold	28,833,283	7,226,151	$ 282,851,031	$ 71,708,265
Reinvestment of distributions	280,894	178,347	2,744,308	1,766,387
Shares redeemed	(8,422,717)	(4,661,146)	(81,341,689)	(46,314,145)
Net increase (decrease)	20,691,460	2,743,352	$ 204,253,650	$ 27,160,507

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 7.26% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LIM-UANN-0209
1.787736.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-3.34%	2.04%	3.77%
Class T (incl. 4.00% sales charge) B	-3.33%	2.03%	3.77%
Class B (incl. contingent deferred sales charge) C	-4.86%	2.07%	3.97%
Class C (incl. contingent deferred sales charge) D	-1.15%	2.37%	3.94%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B As of October 31, 2005, Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.

C As of October 31, 2005, Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D As of October 31, 2005, Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on December 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Class A took place on October 31, 2005. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund's Class A, Class T, Class B and Class C shares returned 0.69%, 0.70%, 0.00% and -0.18%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 2.48%. The fund's underperformance of the benchmark stemmed in part from its underexposure to muni bonds backed by U.S. Treasuries and other government-guaranteed securities, namely prerefunded and escrowed bonds. These securities were in strong demand as investors flocked to very high-quality securities with attractive levels of tax-free yield. Yield-curve positioning also worked against us. Specifically, the fund lost ground because of my decision to overweight longer-term bonds, which underperformed in the face of unfavorable supply/demand conditions. The fund also suffered from having a larger-than-index weighting in lower-quality investment-grade securities - particularly health care bonds - which suffered as investor demand for them waned amid a global flight to quality. On the plus side, the fund was helped by its underweighting in housing and tobacco bonds, two of the muni market's laggards, which were hurt primarily by the overall downturn in lower-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.69%
Actual		$ 1,000.00	$ 1,001.50	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.51
Class T	.68%
Actual		$ 1,000.00	$ 1,001.60	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class B	1.37%
Actual		$ 1,000.00	$ 998.10	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.45%
Actual		$ 1,000.00	$ 997.60	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.35
Intermediate Municipal Income	.42%
Actual		$ 1,000.00	$ 1,002.90	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,023.03	$ 2.14
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,002.80	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.92	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.6	14.7
California	13.5	15.4
New York	12.8	12.4
Illinois	9.7	9.5
Florida	6.7	6.5
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	36.3
Health Care	13.0	11.1
Special Tax	11.1	12.5
Electric Utilities	10.1	8.7
Escrowed/Pre-Refunded	8.8	10.0
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	7.9	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	5.3	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 10.5%	AAA 24.0%
AA,A 70.9%	AA,A 64.5%
BBB 10.0%	BBB 5.4%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 3.2%	Not Rated 2.2%
Net Other Assets 5.0%	Net Other Assets 3.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,053
Series 2005 A2, 5% 6/1/12	1,500	1,540
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,279
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,172
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,298
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (d)	3,865	3,954
Jefferson County Ltd. Oblig. School Warrants:
Series 2004 A, 5.5% 1/1/22	2,300	1,271
Series A, 5.25% 1/1/15	2,000	1,113
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,035
		19,715
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (d)(e)	2,935	3,061
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	515
5% 1/1/11	1,000	1,017
5% 1/1/12	1,200	1,214
Series 2008 D:
5.5% 1/1/38	6,300	5,243
6% 1/1/27	1,400	1,314
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,124
Series 2008, 5.75% 9/1/22	15,000	15,458
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,443
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (d)	$ 1,280	$ 1,288
5.25% 7/1/11 (d)	2,250	2,262
5.5% 7/1/12 (d)	2,450	2,490
5.5% 7/1/13 (d)	1,005	1,023
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/19 (FGIC Insured)	1,090	1,149
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,798
5% 9/1/10	1,000	1,007
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,500	1,575
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,139
		46,418
California - 13.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,263
5.5% 5/1/15	2,600	2,775
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,800	5,142
5% 7/1/15	15,200	16,282
5.25% 1/1/11	700	735
5.25% 7/1/12	1,210	1,299
5.25% 7/1/13	10,300	11,185
5.25% 7/1/13	7,000	7,601
5.25% 7/1/14	9,700	10,576
5.25% 7/1/14	13,240	14,436
Series 2008 A, 5% 7/1/09	5,000	5,082
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	1,005	1,043
5% 10/1/13	1,550	1,643
5% 11/1/13	4,000	4,242
5% 3/1/15	2,765	2,930
5% 8/1/16	6,070	6,398
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,683
5% 3/1/26	2,200	2,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/27 (AMBAC Insured)	$ 1,800	$ 1,640
5% 2/1/31 (MBIA Insured)	1,900	1,661
5% 8/1/33	4,300	3,708
5.125% 11/1/24	1,900	1,825
5.125% 2/1/26	1,200	1,125
5.25% 2/1/11	1,650	1,720
5.25% 3/1/12	2,210	2,341
5.25% 2/1/15	5,000	5,267
5.25% 2/1/16	8,500	8,878
5.25% 2/1/27 (MBIA Insured)	1,605	1,515
5.25% 2/1/28	3,400	3,174
5.25% 2/1/33	6,100	5,518
5.25% 12/1/33	110	99
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	6,645	7,753
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	6,570	7,616
5.25% 3/1/38	12,200	10,898
5.5% 3/1/11	8,500	8,918
5.5% 4/1/13	1,400	1,510
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	13,467
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,505
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	10,015	11,733
5.5% 8/1/30	10,000	9,645
5.5% 11/1/33	21,355	20,274
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	2,880
Series 2008 L, 5.125% 7/1/22	3,800	3,464
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,343
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	8,912
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	15,296	9,130
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	$ 3,400	$ 2,847
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,652
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,614
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,789
Series 2005 K, 5% 11/1/16	7,195	7,248
5% 11/1/14 (FGIC Insured)	5,000	5,254
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,108
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,270
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	3,875
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,458
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	6,872
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,852
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,183
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	1,900	1,267
Series 1999:
0% 1/15/27 (a)	1,000	718
5% 1/15/16 (MBIA Insured)	1,000	993
5.75% 1/15/40	1,600	1,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,323
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,331
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	$ 2,500	$ 2,537
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,688
5% 1/1/11 (FSA Insured) (d)	1,740	1,731
5% 1/1/12 (FSA Insured) (d)	1,835	1,840
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	1,750	1,881
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,153
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,034
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	3,420	3,558
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	3,740
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A1, 5%, tender 12/1/09 (c)	9,700	9,973
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,536
6.5% 8/1/28	2,750	2,938
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,681
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (d)	1,395	1,371
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,115
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,921
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,162
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,827
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,050
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	718
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,294
5% 5/15/16 (MBIA Insured)	6,880	7,510
		408,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	$ 5,000	$ 4,611
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	1,000	1,075
5.25% 11/1/24 (MBIA Insured)	1,400	1,422
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,107
5% 11/15/12 (Escrowed to Maturity) (e)	120	132
5% 11/15/14	1,105	1,105
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	399
5% 11/15/13 (Escrowed to Maturity) (e)	890	994
5% 11/15/14	420	420
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,055
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,894
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	581
5% 7/1/12	675	582
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,905
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	3,475	2,510
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (d)	6,020	6,020
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	1,909
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,078
5.75% 12/15/22 (FGIC Insured)	1,000	1,061
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (MBIA Insured)	1,400	943
		32,871
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	$ 1,930	$ 2,080
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,311
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,038
Series B, 0% 6/1/12 (MBIA Insured)	3,400	3,063
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,329
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,226
4% 8/15/11 (FSA Insured)	1,050	1,056
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,542
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,505
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,802
		25,952
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (e)	195	198
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (MBIA Insured)	1,000	1,012
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,224
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,671
5% 3/1/12 (MBIA Insured)	4,000	4,108
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,476
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,639
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,240
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13	19,705	21,403
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	$ 3,465	$ 3,768
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	666
Series 2008 A, 5.375% 7/1/28	3,375	3,394
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,136
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,443
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,098
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,757
Series B:
5% 11/15/17	1,050	1,005
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	170
Series G:
5% 11/15/12	965	982
5% 11/15/12 (Escrowed to Maturity) (e)	35	39
5% 11/15/13	1,545	1,562
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,022
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,727
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,051
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,065
4% 10/1/11	2,105	2,183
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,006
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,286
5% 11/15/14	2,485	2,279
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,018
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23	3,655	3,597
5.25% 6/1/24	3,850	3,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series B: - continued
5.25% 6/1/25	$ 4,050	$ 3,924
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	501
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,358
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,024
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (c)	2,500	2,530
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,282
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,829
5% 8/1/15 (AMBAC Insured)	5,990	6,448
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,455
5.25% 10/1/20 (FSA Insured)	5,000	5,114
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,218
5.75% 10/1/43	1,850	1,443
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,927
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,916
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,714
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (d)(e)	2,000	2,101
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (c)	5,200	5,166
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,876
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,076
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/15	4,400	4,472
		202,110
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,620
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,059
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,211
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,474
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (c)	11,300	11,403
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,489
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	9,500	10,488
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,430
Series 2005 V:
6.6% 1/1/18 (e)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,732
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 9/15/12	1,895	1,726
Series A, 5% 9/15/14	3,000	2,590
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	6,800	6,745
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	9,000	9,079
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,794
5.25% 1/1/20	1,625	1,634
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	928
		72,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	$ 3,700	$ 3,902
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,582
6.75% 11/1/37	2,600	2,483
		5,065
Illinois - 9.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,729
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	853
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,200
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,164
0% 12/1/16 (FGIC Insured)	1,000	695
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured) (c)	4,100	3,109
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,493
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	775	740
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	373
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	335
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	4,609
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (e)	5,355	6,051
5.25% 1/1/29 (FSA Insured)	190	178
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,039
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,427
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,000
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,744
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (d)	1,995	1,995
5.5% 1/1/10 (AMBAC Insured) (d)	4,795	4,896
5.5% 1/1/11 (d)	10,000	10,082
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,378
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Series A:
5.25% 1/1/21	$ 1,765	$ 1,828
5.5% 1/1/18 (FGIC Insured)	370	380
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,401
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,057
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,568
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,181
5% 6/1/12	3,645	3,836
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,561
Series 2008, 5.25% 11/1/33	4,500	4,255
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,198
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,715
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,124
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	1,100	1,115
Series B, 5.25% 11/15/28 (MBIA Insured)	600	604
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,910
Cook County Thorton Township High School District #205:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,041
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,859
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,737
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,953
0% 11/1/17	2,700	1,889
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(d)	3,500	3,442
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,288
5.5% 5/1/13 (FGIC Insured)	1,000	1,095
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,013
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	$ 1,505	$ 1,644
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	1,035	1,004
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,377
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,623
5.25% 10/1/14	2,290	2,272
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,515
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	3,811
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,075
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	3,843
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,165	3,170
5% 10/1/09	1,000	1,021
5% 10/1/10	1,235	1,280
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,934
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	5,723
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	798
5% 11/1/13 (MBIA Insured)	2,050	2,072
5% 11/1/14 (MBIA Insured)	2,250	2,257
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,067
5.375% 7/1/15 (MBIA Insured)	1,300	1,396
5.5% 8/1/10	1,400	1,465
5.5% 4/1/16 (FSA Insured)	1,000	1,071
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
Series 2000:
5.5% 4/1/17	2,600	2,680
5.6% 4/1/21	2,800	2,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09 (Escrowed to Maturity) (e)	$ 1,040	$ 1,053
7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (e)	5,000	5,401
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,574
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,025
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,637
Series W, 5% 6/15/13	3,430	3,432
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,677
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	37,055
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,012
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,755
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,915
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,769
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,775
0% 12/1/14 (FSA Insured)	5,180	4,223
0% 12/1/15 (FSA Insured)	3,810	2,952
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,403
0% 12/1/10 (FSA Insured)	3,380	3,225
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,541
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,017
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,105
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	7,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,050	$ 1,511
0% 6/15/17 (FGIC Insured)	3,240	2,249
0% 6/15/20 (FGIC Insured)	1,400	783
5% 12/15/28 (MBIA Insured)	1,000	954
Series 2002 A, 0% 6/15/14 (FGIC Insured)	6,535	5,339
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,228
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,386
Univ. of Illinois Univ. Revs.:
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (e)	1,000	1,050
0% 4/1/14	3,500	2,872
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,077
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	831
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	796
		291,447
Indiana - 3.2%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	925
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,263
5% 1/10/14 (FSA Insured)	1,180	1,308
5% 7/10/14 (FSA Insured)	1,215	1,353
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,442
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,379
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,088
5% 1/15/12 (MBIA Insured)	1,295	1,395
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,822
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,416
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	$ 1,010	$ 1,141
5.25% 7/15/16 (FSA Insured)	2,095	2,376
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,429
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	926
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	3,566
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	14,450	14,563
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,822
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	1,150	1,025
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,109
0% 12/1/17 (AMBAC Insured)	1,470	1,002
0% 6/1/18 (AMBAC Insured)	1,740	1,146
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,613
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,112
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,480
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,170
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,223
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,373
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	7,363
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,780
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,524
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,626
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	2,295	2,347
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,066
		95,176
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,201
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,245
5.25% 12/1/11 (MBIA Insured)	1,805	1,817
Series II, 5.5% 11/1/19	1,000	1,064
5.5% 11/1/20	1,000	1,050
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	1,956
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,495
		9,627
Kentucky - 1.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,667
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	6,566
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	12,662
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,305
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,011
		32,211
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	$ 2,700	$ 2,933
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	4,970
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	992
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	2,000	1,664
5.25% 12/1/23 (MBIA Insured)	1,740	1,586
0% 9/1/13 (AMBAC Insured)	1,400	1,195
		14,389
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,200
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	1,810	1,930
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,080
5.25% 7/1/32 (AMBAC Insured)	2,080	2,036
		10,246
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,723
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,238
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	555
4% 7/1/10 (AMBAC Insured)	1,275	1,300
4% 7/1/11 (AMBAC Insured)	1,000	1,020
Series 2008 F:
4% 7/1/09	1,750	1,769
4% 7/1/11	2,000	1,976
5% 7/1/12	1,000	1,013
5% 7/1/17	1,190	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/18	$ 2,500	$ 2,376
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,250	1,823
		16,943
Massachusetts - 2.6%
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	268
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	721
5% 1/1/13	750	756
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,386
6.375% 8/1/15	2,460	2,586
6.375% 8/1/16	2,570	2,693
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	2,492
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,261
5.75% 6/15/13	3,000	3,181
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,203
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,581
Series 2007 C:
5% 8/1/37	15,800	15,309
5.25% 8/1/22	3,300	3,477
5.25% 8/1/23	1,600	1,673
5.25% 8/1/24	4,000	4,156
Series D, 5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,988
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,405
5.125% 7/1/38	1,500	1,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.): - continued
Series 2008 E2:
5% 7/1/10	$ 3,825	$ 3,842
5% 7/1/11	3,000	2,994
5% 7/1/12	2,075	2,042
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	649
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	612
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	2,324
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/37	8,500	8,078
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,280
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		80,002
Michigan - 2.4%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,133
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,585
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,003
5% 9/30/12 (MBIA Insured)	1,500	1,492
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,364
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,703
Series 2006 D, 3.201% 7/1/32 (c)	5,555	3,001
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,159
5.25% 7/1/14 (MBIA Insured)	2,600	2,711
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,016
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	$ 2,800	$ 2,967
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (e)	1,000	1,060
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,729
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	8,307
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,006
5.5% 3/1/17	1,885	1,886
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	870	880
5% 5/15/11	1,100	1,115
5% 5/15/12	1,250	1,263
5% 5/15/13	1,500	1,505
Series A, 5% 6/1/19	8,000	7,350
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,195
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,920
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,374
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,130
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,160
		71,415
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,222
5.625% 12/1/22	575	407
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	995
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,508
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,451
5.5% 7/1/18	1,400	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	$ 400	$ 361
5% 5/15/13	395	345
5% 5/15/14	250	211
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,164
		9,999
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(d)	1,275	1,159
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,049
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	3,913
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,308
5% 8/15/13	1,500	1,488
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,213
		11,130
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	8,400	8,541
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	927
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,125
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,037
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	795
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,405
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	2,370	2,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	$ 1,500	$ 1,449
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,092
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,904
		22,839
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (c)	4,200	4,172
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,226
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,390
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	975
Series 2008 E, 5% 7/1/11	5,000	5,198
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,378
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,118
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	992
5% 7/1/14	1,000	978
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,402
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,137
		22,568
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,400	2,436
3.5%, tender 2/1/09 (c)(d)	2,600	2,599
		5,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	$ 1,710	$ 1,431
Series B:
5% 2/15/13	2,210	1,918
5.25% 2/15/10	1,925	1,861
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,545
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	1,857
5.25% 3/1/15	3,000	3,247
5.25% 3/1/21	6,500	6,598
5.25% 3/1/21 (MBIA Insured)	1,200	1,245
5.25% 3/1/23	1,500	1,502
5.25% 3/1/24	5,550	5,492
5.25% 3/1/25	4,200	4,110
5.25% 3/1/26	4,700	4,555
Series 2005 P, 5.125% 9/1/28	1,100	1,020
Series 2008 Y:
5% 9/1/10	1,000	1,037
5% 9/1/11	1,000	1,055
5% 9/1/12	2,545	2,710
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	937
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,437
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,610
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,799
		51,966
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	2,410	2,408
New York - 12.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,007
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	$ 4,740	$ 5,050
5.75% 5/1/22	2,240	2,274
Series 2004:
5.75% 5/1/17	2,895	3,108
5.75% 5/1/19 (FSA Insured)	5,590	5,876
5.75% 5/1/22 (FSA Insured)	8,525	8,724
5.75% 5/1/25 (FSA Insured)	1,715	1,729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	5,999
Series B:
5% 6/1/10	2,600	2,681
5% 6/1/11	1,075	1,126
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,046
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,685
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	630
Series 2002 C, 5.5% 8/1/13	2,000	2,169
Series 2003 J, 5.5% 6/1/19	2,315	2,394
Series 2005 F1, 5.25% 9/1/14	3,600	3,895
Series 2005 G, 5% 8/1/14	6,500	6,949
Series 2005 J, 5% 3/1/12	3,020	3,193
Series 2005 K, 5% 8/1/11	3,975	4,174
Series 2008 A1, 5.25% 8/15/21	11,000	11,065
Series 2008 E, 5% 8/1/13	11,760	12,555
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	3,924
5% 6/15/39	1,600	1,494
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S2, 6% 7/15/38	7,000	7,101
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	4,590	4,810
6% 11/1/28 (b)	40,925	43,424
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,925
Series 2007 C1, 5% 11/1/13	11,050	12,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 10,000	$ 10,643
Series A:
5.75% 7/1/13	3,400	3,623
5.75% 7/1/13 (AMBAC Insured)	1,100	1,172
Series C, 7.5% 7/1/10	2,250	2,356
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,259
5% 2/15/11	2,720	2,829
5% 2/15/12	6,855	7,184
5% 2/15/13	6,545	6,923
5% 8/15/13	7,390	7,864
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,405
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	549
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,077
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,072
Series 2008 A, 5.25% 11/15/36	8,800	7,700
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	9,798
Series 2008 C, 6.5% 11/15/28	11,300	11,792
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,205
5.25% 1/1/27	5,000	5,016
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,052
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	3,420	3,665
Series A, 5% 4/1/14	1,500	1,616
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,799
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,137
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	2,483
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,325	7,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,159
5.25% 6/1/22 (AMBAC Insured)	3,450	3,353
5.5% 6/1/14	4,780	4,802
5.5% 6/1/15	13,000	13,172
5.5% 6/1/16	20,000	20,208
5.5% 6/1/17	1,900	1,920
5.5% 6/1/19	1,000	1,000
Series 2003 B1C:
5.5% 6/1/14	3,900	3,918
5.5% 6/1/15	4,900	4,965
5.5% 6/1/17	7,950	8,033
5.5% 6/1/18	17,165	17,291
5.5% 6/1/19	4,700	4,700
5.5% 6/1/22	600	566
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,796
Series C1:
5.5% 6/1/16	1,600	1,628
5.5% 6/1/20	800	785
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,022
		385,705
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,224
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,157
		5,381
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,700
5.25% 6/1/20 (AMBAC Insured)	1,520	1,576
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,350
5% 11/1/11 (FSA Insured)	1,200	1,269
5% 11/1/12 (FSA Insured)	1,300	1,384
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	$ 3,360	$ 3,388
Series A:
5.5% 1/1/11	1,590	1,625
5.75% 1/1/26	1,000	846
Series B:
6.125% 1/1/09	2,220	2,220
6.125% 1/1/09 (FGIC Insured)	10,000	10,000
Series C, 5.25% 1/1/10	2,630	2,649
Series D, 6% 1/1/09	805	805
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,284
		31,608
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,959
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	915
5% 7/1/14	1,000	864
		5,738
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,696
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,117
6% 6/1/42	1,500	853
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,192
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,173
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	1,600	1,717
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,621
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	1,800
5.5% 1/1/43	1,500	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	$ 15,000	$ 15,013
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	493
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (e)	1,000	1,093
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
Series 2008, 5.75% 12/1/35	5,900	4,858
5% 12/1/11	1,220	1,228
		39,262
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	930
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,091
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,937
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	1,600	1,654
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,300
5.5% 10/1/20 (FGIC Insured)	1,550	1,624
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,535
5% 8/15/13	1,260	1,285
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,811
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,015
5% 12/15/14	850	857
		26,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/09 (FSA Insured)	$ 720	$ 729
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (d)	3,500	3,512
Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,219
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,310
Series B:
5% 6/15/11	1,800	1,833
5% 6/15/12	2,000	2,040
5% 6/15/13	2,000	2,034
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,356
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,363
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,400
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,698
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,001
5% 12/15/13	1,155	1,000
Series B, 5% 12/15/13	3,115	2,697
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	495	441
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	430
East Stroudsburg Area School District Series A, 7.5% 9/1/22	2,400	2,852
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,531
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,888
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,612
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	3,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	$ 1,300	$ 1,049
6.5% 11/1/16 (d)	1,100	1,013
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(d)	2,300	2,300
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13	5,000	5,532
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,020
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,706
Series 2008 B1, 5.5% 6/1/33	8,500	8,158
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,651
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,546
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,040
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,492
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	674
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,165
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35	2,000	1,770
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,149
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,704
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,598
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (c)(d)	3,800	3,814
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,454
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	3,850
		103,139
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,217
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,506
		15,723
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,089
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	646
		2,735
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series A, 5.25% 8/15/11	1,765	1,777
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,424
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,661
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,784
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,511
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	789
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,016
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,204
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	$ 1,300	$ 1,448
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,114
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,235
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,466
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,740
		31,006
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	2,000	2,090
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,201
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,436
		6,727
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,776
5% 12/15/11	3,270	3,053
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	2,989
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	4,851
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,251
6.25% 1/1/13 (MBIA Insured)	1,700	1,802
7.25% 1/1/10 (MBIA Insured)	8,000	8,402
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,799
5% 9/1/11 (MBIA Insured)	1,835	1,919
5% 9/1/13 (MBIA Insured)	2,010	2,122
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	8,771
		41,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 13.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	$ 1,300	$ 1,303
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,250
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	666
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,347
6% 1/1/18	1,000	720
6% 1/1/19	1,335	931
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,783
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,964
0% 11/15/12 (AMBAC Insured)	5,645	5,015
0% 5/15/17 (FGIC Insured)	1,900	1,329
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,026
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,826
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,097
5.25% 2/15/42	6,000	5,944
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,274
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,035
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,324
5.375% 5/1/16 (FSA Insured)	185	198
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,380
5.375% 5/1/17 (FSA Insured)	195	207
Birdville Independent School District:
Series 2003, 5% 2/15/10	1,200	1,250
0% 2/15/12	4,150	3,826
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,302
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,031
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	$ 9,340	$ 9,916
5% 8/15/13	9,575	10,219
Clint Independent School District:
5% 8/15/21	1,310	1,364
5.5% 8/15/18	190	202
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	915
Comal Independent School District (School Bldg. Proj.) Series 2006, 5% 2/1/33	1,500	1,453
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,618
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,813
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,680
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	17,611
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (d)	4,200	3,997
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,155
Del Valle Independent School District 5.5% 2/1/11	1,350	1,444
Denton Independent School District Series 2002, 5% 8/15/33	5,300	5,132
DeSoto Independent School District 0% 8/15/18	2,195	1,454
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,624
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,121
Gainesville Independent School District 5.25% 2/15/36	1,035	1,033
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,042
5.5% 2/15/12	2,180	2,258
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,223
Harlandale Independent School District 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,016
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,542
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B:
5% 8/15/17	$ 2,000	$ 2,207
5% 8/15/18	1,000	1,094
5.25% 8/15/47	9,740	8,917
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	6,975
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,439
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,098
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,252
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	251
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,851
0% 8/15/10 (AMBAC Insured)	2,200	2,102
0% 8/15/15	2,000	1,584
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,519
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,698
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,467
0% 12/1/11 (AMBAC Insured)	8,250	7,582
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	1,028
0% 2/15/10	2,320	2,277
0% 2/15/16	1,250	969
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,613
Irving Independent School District Series A, 0% 2/15/16	1,035	796
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,437
0% 8/15/17	1,020	722
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,414
Klein Independent School District Series A:
5% 8/1/13	1,455	1,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series A: - continued
5% 8/1/14	$ 5,110	$ 5,675
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,265
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,395
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,481
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	2,200	2,084
5.25% 5/15/21	2,405	2,453
Manor Independent School District 5.25% 8/1/34	2,000	2,007
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,454
5.5% 2/15/14	330	349
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	2,107
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (e)	3,415	3,800
5.5% 2/15/18	145	151
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	924
5.5% 2/15/19	370	382
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	2,160	2,334
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,007
Midway Independent School District 0% 8/15/19	1,400	862
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	546
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,868
5.25% 3/1/20 (FSA Insured)	1,405	1,505
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	961
5.5% 8/15/26 (FGIC Insured)	1,225	1,242
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (e)	1,135	1,225
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,955
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	$ 3,300	$ 3,118
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,212
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,184
Northside Independent School District:
Series A:
5.25% 2/15/17	725	766
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,486
5.5% 2/15/13	1,090	1,158
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,319
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	573
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,087
Pflugerville Independent School District 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	537
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,604
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,399
Series 2007, 5.375% 8/15/33	7,340	7,438
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,285
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,014
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,137
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,491
5.625% 2/15/11	3,865	4,149
Round Rock Independent School District:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,125
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,181
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (d)	2,165	2,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	$ 3,495	$ 3,684
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,727
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,454
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,918
5.25% 2/1/14 (MBIA Insured)	1,835	2,046
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	685
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,235
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,363
South San Antonio Independent School District Series 2005, 5% 8/15/35	1,050	1,013
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,213
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,119
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,635	1,760
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	961
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	6,899
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,838
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,007
5.375% 8/1/10 (d)	1,915	1,990
0% 10/1/13	8,900	7,672
5% 10/1/12	3,500	3,823
5% 4/1/13	1,000	1,099
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	6,011
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,038
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	$ 2,000	$ 2,167
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	8,660
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,711
Series B, 5.625% 7/15/21	2,010	2,047
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18	2,280	2,329
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	3,912
Waller Independent School District:
5.5% 2/15/26	3,220	3,382
5.5% 2/15/33	4,160	4,271
5.5% 2/15/37	4,820	4,934
Waxahachie Independent School District:
0% 8/15/14	1,460	1,215
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,402
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,812
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,276
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	575
Ysleta Independent School District 0% 8/15/11	1,100	1,029
		408,905
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,373
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,844
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,700
		11,917
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,173
6.125% 12/1/27 (AMBAC Insured)	2,800	2,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	$ 1,000	$ 1,051
5% 12/1/14 (FSA Insured)	1,200	1,264
5% 12/1/15 (FSA Insured)	1,000	1,047
		6,994
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,774
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,069
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,069
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	4,986
		21,898
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,501
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,325
0% 6/1/17 (MBIA Insured)	2,800	1,908
0% 6/1/24 (MBIA Insured)	1,525	610
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,068
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,369
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,685
5.25% 1/1/11 (FSA Insured)	1,715	1,822
5% 1/1/10 (MBIA Insured)	2,000	2,062
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,785
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (e)	460	478
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.): - continued
Series 2006 A, 5% 7/1/13	$ 5,000	$ 5,450
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	151
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	2,094
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,269
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,028
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,247
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,329
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	874
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,087
5.75% 12/1/20 (MBIA Insured)	1,000	1,063
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,923
0% 12/1/12 (FGIC Insured)	6,830	6,069
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,806
Series 2001 C:
5.25% 1/1/16	3,000	3,133
5.25% 1/1/26 (FSA Insured)	11,200	11,248
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,107
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,178
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	3,977
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,017
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,493
0% 7/1/10	2,250	2,179
0% 7/1/12 (MBIA Insured)	4,000	3,588
		110,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	$ 1,100	$ 847
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,611
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,271
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,059
		6,788
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,885	1,670
6.375% 6/1/32	1,300	1,009
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	970	1,052
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,072
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	724
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,985
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,136
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,136
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	1,600	1,829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,524
Series 2006 A, 5% 8/15/12	4,795	4,291
		17,491
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $2,909,394)	2,864,054
NET OTHER ASSETS - 5.0%	151,291
NET ASSETS - 100%	$ 3,015,345
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,864,054	$ -	$ 2,864,054	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	34.9%
Health Care	13.0%
Special Tax	11.1%
Electric Utilities	10.1%
Escrowed/Pre-Refunded	8.8%
Transportation	8.1%
Others* (individually less than 5%)	14.0%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $741,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amount in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,909,394)		$ 2,864,054
Cash		109,926
Receivable for investments sold		5
Receivable for fund shares sold		14,284
Interest receivable		39,057
Prepaid expenses		28
Other receivables		46
Total assets		3,027,400

Liabilities
Payable for fund shares redeemed	$ 7,724
Distributions payable	2,751
Accrued management fee	782
Distribution fees payable	22
Other affiliated payables	688
Other payables and accrued expenses	88
Total liabilities		12,055

Net Assets		$ 3,015,345
Net Assets consist of:
Paid in capital		$ 3,061,323
Undistributed net investment income		191
Accumulated undistributed net realized gain (loss) on investments		(829)
Net unrealized appreciation (depreciation) on investments		(45,340)
Net Assets		$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,347 ÷ 4,477.8 shares)	$ 9.68

Maximum offering price per share (100/96.00 of $9.68)	$ 10.08
Class T: Net Asset Value and redemption price per share ($8,880 ÷ 917.8 shares)	$ 9.68

Maximum offering price per share (100/96.00 of $9.68)	$ 10.08
Class B: Net Asset Value and offering price per share ($1,403 ÷ 145.0 shares)A	$ 9.68

Class C: Net Asset Value and offering price per share ($15,286 ÷ 1,578.6 shares)A	$ 9.68

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,693,610 ÷ 278,391.1 shares)	$ 9.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($252,819 ÷ 26,095.0 shares)	$ 9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 107,619

Expenses
Management fee	$ 7,963
Transfer agent fees	2,031
Distribution fees	155
Accounting fees and expenses	455
Custodian fees and expenses	37
Independent trustees' compensation	10
Registration fees	256
Audit	58
Legal	9
Miscellaneous	16
Total expenses before reductions	10,990
Expense reductions	(1,128)	9,862
Net investment income		97,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,582)
Swap agreements	833
Total net realized gain (loss)		(749)
Change in net unrealized appreciation (depreciation) on: Investment securities	(81,191)
Swap agreements	(574)
Total change in net unrealized appreciation (depreciation)		(81,765)
Net gain (loss)		(82,514)
Net increase (decrease) in net assets resulting from operations		$ 15,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,757	$ 79,249
Net realized gain (loss)	(749)	1,676
Change in net unrealized appreciation (depreciation)	(81,765)	(1,242)
Net increase (decrease) in net assets resulting from operations	15,243	79,683
Distributions to shareholders from net investment income	(97,725)	(79,332)
Distributions to shareholders from net realized gain	(448)	(3,109)
Total distributions	(98,173)	(82,441)
Share transactions - net increase (decrease)	1,015,683	24,345
Redemption fees	140	61
Total increase (decrease) in net assets	932,893	21,648

Net Assets
Beginning of period	2,082,452	2,060,804
End of period (including undistributed net investment income of $191 and undistributed net investment income of $292, respectively)	$ 3,015,345	$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.344	.357	.365	.060
Net realized and unrealized gain (loss)	(.277)	.005	.003	.051
Total from investment operations	.067	.362	.368	.111
Distributions from net investment income	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.61%	.61%	.50%	.60% A
Net investment income	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.347	.355	.358	.050
Net realized and unrealized gain (loss)	(.279)	.006	.004	.059
Total from investment operations	.068	.361	.362	.109
Distributions from net investment income	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.63%	.63%	.59%	.76% A
Net investment income	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.278	.289	.294	.047
Net realized and unrealized gain (loss)	(.278)	.003	.002	.051
Total from investment operations	-	.292	.296	.098
Distributions from net investment income	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.271	.283	.285	.046
Net realized and unrealized gain (loss)	(.290)	.004	.012	.051
Total from investment operations	(.019)	.287	.297	.097
Distributions from net investment income	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Income from Investment Operations
Net investment income B	.372	.381	.385	.385	.395
Net realized and unrealized gain (loss)	(.278)	.006	.002	(.131)	(.022)
Total from investment operations	.094	.387	.387	.254	.373
Distributions from net investment income	(.373)	(.382)	(.384)	(.384)	(.395)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.050)	(.038)
Total distributions	(.375)	(.397)	(.387)	(.434)	(.433)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Total Return A	.96%	3.97%	3.97%	2.56%	3.74%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.38%	.37%	.34%	.36%	.42%
Net investment income	3.79%	3.85%	3.88%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2,694	$ 2,013	$ 2,026	$ 1,941	$ 1,813
Portfolio turnover rate D	8%	18%	24%	24%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.369	.378	.382	.061
Net realized and unrealized gain (loss)	(.276)	.006	.014	.052
Total from investment operations	.093	.384	.396	.113
Distributions from net investment income	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	.001	- I	- I	- I
Net asset value, end of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.36%	.39%	.36%	.47% A
Net investment income	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 49,433,969
Unrealized depreciation	(94,663,523)
Net unrealized appreciation (depreciation)	(45,229,554)
Undistributed ordinary income	9,302
Capital loss carryforward	(741,462)

Cost for federal income tax purposes	$ 2,909,283,391

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	$ 97,725,052	$ 79,332,276
Ordinary Income	448,074	-
Long-term Capital Gains	-	3,108,911
Total	$ 98,173,126	$ 82,441,187

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,104,600,728 and $202,346,707, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 46,322	$ 14,946
Class T	0%	.25%	15,511	59
Class B	.65%	.25%	7,412	5,471
Class C	.75%	.25%	85,950	53,333
			$ 155,195	$ 73,809

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,956
Class T	1,167
Class B*	1,472
Class C*	3,148
$ 26,743

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 17,504.09
Class T	5,555.09
Class B	1,050.13
Class C	9,161.11
Intermediate Municipal Income	1,891,087.08
Institutional Class	106,822.09
	$ 2,031,179

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,675 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $36,809 and $364,884, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 10,447
Class T	2,140
Class B	338
Class C	3,684
Intermediate Municipal Income	649,191
Institutional Class	60,933

$ 726,733

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 652,391	$ 124,745
Class T	219,437	159,794
Class B	23,358	11,453
Class C	235,783	58,079
Intermediate Municipal Income	92,047,171	76,819,880
Institutional Class	4,546,912	2,158,325
Total	$ 97,725,052	$ 79,332,276
From net realized gain
Class A	$ 1,433	$ 4,962
Class T	1,131	7,091
Class B	116	552
Class C	845	2,989
Intermediate Municipal Income	432,565	3,039,548
Institutional Class	11,984	53,769
Total	$ 448,074	$ 3,108,911

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	4,505,501	564,006	$ 43,996,512	$ 5,574,638
Reinvestment of distributions	55,413	10,803	540,757	107,073
Shares redeemed	(706,493)	(133,055)	(6,832,557)	(1,316,589)
Net increase (decrease)	3,854,421	441,754	$ 37,704,712	$ 4,365,122
Class T
Shares sold	532,466	187,303	$ 5,180,226	$ 1,858,696
Reinvestment of distributions	16,435	13,122	161,075	130,016
Shares redeemed	(161,487)	(112,246)	(1,557,092)	(1,112,184)
Net increase (decrease)	387,414	88,179	$ 3,784,209	$ 876,528
Class B
Shares sold	127,114	31,294	$ 1,249,257	$ 309,783
Reinvestment of distributions	1,393	754	13,635	7,464
Shares redeemed	(38,384)	(7,672)	(381,248)	(75,905)
Net increase (decrease)	90,123	24,376	$ 881,644	$ 241,342

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class C
Shares sold	1,487,099	325,025	$ 14,542,452	$ 3,224,697
Reinvestment of distributions	13,363	2,865	130,558	28,391
Shares redeemed	(263,093)	(123,487)	(2,540,494)	(1,217,653)
Net increase (decrease)	1,237,369	204,403	$ 12,132,516	$ 2,035,435
Intermediate Municipal Income
Shares sold	153,563,928	45,692,563	$ 1,507,415,406	$ 452,920,096
Reinvestment of distributions	6,914,479	5,772,347	67,815,139	57,180,438
Shares redeemed	(84,220,199)	(52,587,486)	(818,304,848)	(520,433,674)
Net increase (decrease)	76,258,208	(1,122,576)	$ 756,925,697	$ (10,333,140)
Institutional Class
Shares sold	28,833,283	7,226,151	$ 282,851,031	$ 71,708,265
Reinvestment of distributions	280,894	178,347	2,744,308	1,766,387
Shares redeemed	(8,422,717)	(4,661,146)	(81,341,689)	(46,314,145)
Net increase (decrease)	20,691,460	2,743,352	$ 204,253,650	$ 27,160,507

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 7.26% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-UANN-0209
1.820151.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2008

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	0.96%	3.04%	4.28%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund's Institutional Class shares returned 0.96% and the Barclays Capital 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 2.48%. The fund's underperformance of the benchmark stemmed in part from its underexposure to muni bonds backed by U.S. Treasuries and other government-guaranteed securities, namely prerefunded and escrowed bonds. These securities were in strong demand as investors flocked to very high-quality securities with attractive levels of tax-free yield. Yield-curve positioning also worked against us. Specifically, the fund lost ground because of my decision to overweight longer-term bonds, which underperformed in the face of unfavorable supply/demand conditions. The fund also suffered from having a larger-than-index weighting in lower-quality investment-grade securities - particularly health care bonds - which suffered as investor demand for them waned amid a global flight to quality. On the plus side, the fund was helped by its underweighting in housing and tobacco bonds, two of the muni market's laggards, which were hurt primarily by the overall downturn in lower-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.69%
Actual		$ 1,000.00	$ 1,001.50	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.51
Class T	.68%
Actual		$ 1,000.00	$ 1,001.60	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class B	1.37%
Actual		$ 1,000.00	$ 998.10	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.45%
Actual		$ 1,000.00	$ 997.60	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.35
Intermediate Municipal Income	.42%
Actual		$ 1,000.00	$ 1,002.90	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,023.03	$ 2.14
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,002.80	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.92	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.6	14.7
California	13.5	15.4
New York	12.8	12.4
Illinois	9.7	9.5
Florida	6.7	6.5
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	36.3
Health Care	13.0	11.1
Special Tax	11.1	12.5
Electric Utilities	10.1	8.7
Escrowed/Pre-Refunded	8.8	10.0
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	7.9	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	5.3	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 10.5%	AAA 24.0%
AA,A 70.9%	AA,A 64.5%
BBB 10.0%	BBB 5.4%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 3.2%	Not Rated 2.2%
Net Other Assets 5.0%	Net Other Assets 3.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,053
Series 2005 A2, 5% 6/1/12	1,500	1,540
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,279
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,172
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,298
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (d)	3,865	3,954
Jefferson County Ltd. Oblig. School Warrants:
Series 2004 A, 5.5% 1/1/22	2,300	1,271
Series A, 5.25% 1/1/15	2,000	1,113
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,035
		19,715
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (d)(e)	2,935	3,061
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	515
5% 1/1/11	1,000	1,017
5% 1/1/12	1,200	1,214
Series 2008 D:
5.5% 1/1/38	6,300	5,243
6% 1/1/27	1,400	1,314
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,124
Series 2008, 5.75% 9/1/22	15,000	15,458
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,443
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (d)	$ 1,280	$ 1,288
5.25% 7/1/11 (d)	2,250	2,262
5.5% 7/1/12 (d)	2,450	2,490
5.5% 7/1/13 (d)	1,005	1,023
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/19 (FGIC Insured)	1,090	1,149
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,798
5% 9/1/10	1,000	1,007
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,500	1,575
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,139
		46,418
California - 13.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,263
5.5% 5/1/15	2,600	2,775
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,800	5,142
5% 7/1/15	15,200	16,282
5.25% 1/1/11	700	735
5.25% 7/1/12	1,210	1,299
5.25% 7/1/13	10,300	11,185
5.25% 7/1/13	7,000	7,601
5.25% 7/1/14	9,700	10,576
5.25% 7/1/14	13,240	14,436
Series 2008 A, 5% 7/1/09	5,000	5,082
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	1,005	1,043
5% 10/1/13	1,550	1,643
5% 11/1/13	4,000	4,242
5% 3/1/15	2,765	2,930
5% 8/1/16	6,070	6,398
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,683
5% 3/1/26	2,200	2,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/27 (AMBAC Insured)	$ 1,800	$ 1,640
5% 2/1/31 (MBIA Insured)	1,900	1,661
5% 8/1/33	4,300	3,708
5.125% 11/1/24	1,900	1,825
5.125% 2/1/26	1,200	1,125
5.25% 2/1/11	1,650	1,720
5.25% 3/1/12	2,210	2,341
5.25% 2/1/15	5,000	5,267
5.25% 2/1/16	8,500	8,878
5.25% 2/1/27 (MBIA Insured)	1,605	1,515
5.25% 2/1/28	3,400	3,174
5.25% 2/1/33	6,100	5,518
5.25% 12/1/33	110	99
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	6,645	7,753
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	6,570	7,616
5.25% 3/1/38	12,200	10,898
5.5% 3/1/11	8,500	8,918
5.5% 4/1/13	1,400	1,510
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	13,467
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,505
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	10,015	11,733
5.5% 8/1/30	10,000	9,645
5.5% 11/1/33	21,355	20,274
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	2,880
Series 2008 L, 5.125% 7/1/22	3,800	3,464
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,343
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	8,912
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	15,296	9,130
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	$ 3,400	$ 2,847
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,652
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,614
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,789
Series 2005 K, 5% 11/1/16	7,195	7,248
5% 11/1/14 (FGIC Insured)	5,000	5,254
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,108
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,270
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	3,875
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,458
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	6,872
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,852
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,183
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	1,900	1,267
Series 1999:
0% 1/15/27 (a)	1,000	718
5% 1/15/16 (MBIA Insured)	1,000	993
5.75% 1/15/40	1,600	1,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,323
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,331
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	$ 2,500	$ 2,537
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,688
5% 1/1/11 (FSA Insured) (d)	1,740	1,731
5% 1/1/12 (FSA Insured) (d)	1,835	1,840
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	1,750	1,881
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,153
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,034
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	3,420	3,558
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	3,740
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A1, 5%, tender 12/1/09 (c)	9,700	9,973
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,536
6.5% 8/1/28	2,750	2,938
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,681
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (d)	1,395	1,371
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,115
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,921
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,162
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,827
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,050
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	718
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,294
5% 5/15/16 (MBIA Insured)	6,880	7,510
		408,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	$ 5,000	$ 4,611
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	1,000	1,075
5.25% 11/1/24 (MBIA Insured)	1,400	1,422
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,107
5% 11/15/12 (Escrowed to Maturity) (e)	120	132
5% 11/15/14	1,105	1,105
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	399
5% 11/15/13 (Escrowed to Maturity) (e)	890	994
5% 11/15/14	420	420
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,055
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,894
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	581
5% 7/1/12	675	582
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,905
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	3,475	2,510
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (d)	6,020	6,020
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	1,909
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,078
5.75% 12/15/22 (FGIC Insured)	1,000	1,061
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (MBIA Insured)	1,400	943
		32,871
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	$ 1,930	$ 2,080
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,311
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,038
Series B, 0% 6/1/12 (MBIA Insured)	3,400	3,063
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,329
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,226
4% 8/15/11 (FSA Insured)	1,050	1,056
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,542
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,505
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,802
		25,952
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (e)	195	198
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (MBIA Insured)	1,000	1,012
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,224
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,671
5% 3/1/12 (MBIA Insured)	4,000	4,108
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,476
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,639
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,240
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13	19,705	21,403
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	$ 3,465	$ 3,768
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	666
Series 2008 A, 5.375% 7/1/28	3,375	3,394
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,136
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,443
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,098
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,757
Series B:
5% 11/15/17	1,050	1,005
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	170
Series G:
5% 11/15/12	965	982
5% 11/15/12 (Escrowed to Maturity) (e)	35	39
5% 11/15/13	1,545	1,562
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,022
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,727
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,051
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,065
4% 10/1/11	2,105	2,183
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,006
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,286
5% 11/15/14	2,485	2,279
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,018
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23	3,655	3,597
5.25% 6/1/24	3,850	3,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series B: - continued
5.25% 6/1/25	$ 4,050	$ 3,924
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	501
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,358
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,024
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (c)	2,500	2,530
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,282
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,829
5% 8/1/15 (AMBAC Insured)	5,990	6,448
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,455
5.25% 10/1/20 (FSA Insured)	5,000	5,114
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,218
5.75% 10/1/43	1,850	1,443
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,927
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,916
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,714
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (d)(e)	2,000	2,101
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (c)	5,200	5,166
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,876
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,076
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/15	4,400	4,472
		202,110
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,620
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,059
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,211
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,474
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (c)	11,300	11,403
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,489
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	9,500	10,488
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,430
Series 2005 V:
6.6% 1/1/18 (e)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,732
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 9/15/12	1,895	1,726
Series A, 5% 9/15/14	3,000	2,590
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	6,800	6,745
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	9,000	9,079
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,794
5.25% 1/1/20	1,625	1,634
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	928
		72,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	$ 3,700	$ 3,902
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,582
6.75% 11/1/37	2,600	2,483
		5,065
Illinois - 9.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,729
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	853
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,200
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,164
0% 12/1/16 (FGIC Insured)	1,000	695
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured) (c)	4,100	3,109
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,493
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	775	740
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	373
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	335
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	4,609
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (e)	5,355	6,051
5.25% 1/1/29 (FSA Insured)	190	178
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,039
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,427
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,000
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,744
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (d)	1,995	1,995
5.5% 1/1/10 (AMBAC Insured) (d)	4,795	4,896
5.5% 1/1/11 (d)	10,000	10,082
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,378
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Series A:
5.25% 1/1/21	$ 1,765	$ 1,828
5.5% 1/1/18 (FGIC Insured)	370	380
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,401
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,057
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,568
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,181
5% 6/1/12	3,645	3,836
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,561
Series 2008, 5.25% 11/1/33	4,500	4,255
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,198
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,715
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,124
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	1,100	1,115
Series B, 5.25% 11/15/28 (MBIA Insured)	600	604
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,910
Cook County Thorton Township High School District #205:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,041
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,859
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,737
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,953
0% 11/1/17	2,700	1,889
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(d)	3,500	3,442
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,288
5.5% 5/1/13 (FGIC Insured)	1,000	1,095
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,013
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	$ 1,505	$ 1,644
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	1,035	1,004
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,377
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,623
5.25% 10/1/14	2,290	2,272
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,515
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	3,811
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,075
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	3,843
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,165	3,170
5% 10/1/09	1,000	1,021
5% 10/1/10	1,235	1,280
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,934
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	5,723
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	798
5% 11/1/13 (MBIA Insured)	2,050	2,072
5% 11/1/14 (MBIA Insured)	2,250	2,257
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,067
5.375% 7/1/15 (MBIA Insured)	1,300	1,396
5.5% 8/1/10	1,400	1,465
5.5% 4/1/16 (FSA Insured)	1,000	1,071
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
Series 2000:
5.5% 4/1/17	2,600	2,680
5.6% 4/1/21	2,800	2,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09 (Escrowed to Maturity) (e)	$ 1,040	$ 1,053
7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (e)	5,000	5,401
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,574
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,025
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,637
Series W, 5% 6/15/13	3,430	3,432
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,677
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	37,055
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,012
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,755
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,915
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,769
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,775
0% 12/1/14 (FSA Insured)	5,180	4,223
0% 12/1/15 (FSA Insured)	3,810	2,952
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,403
0% 12/1/10 (FSA Insured)	3,380	3,225
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,541
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,017
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,105
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	7,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,050	$ 1,511
0% 6/15/17 (FGIC Insured)	3,240	2,249
0% 6/15/20 (FGIC Insured)	1,400	783
5% 12/15/28 (MBIA Insured)	1,000	954
Series 2002 A, 0% 6/15/14 (FGIC Insured)	6,535	5,339
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,228
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,386
Univ. of Illinois Univ. Revs.:
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (e)	1,000	1,050
0% 4/1/14	3,500	2,872
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,077
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	831
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	796
		291,447
Indiana - 3.2%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	925
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,263
5% 1/10/14 (FSA Insured)	1,180	1,308
5% 7/10/14 (FSA Insured)	1,215	1,353
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,442
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,379
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,088
5% 1/15/12 (MBIA Insured)	1,295	1,395
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,822
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,416
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	$ 1,010	$ 1,141
5.25% 7/15/16 (FSA Insured)	2,095	2,376
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,429
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	926
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	3,566
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	14,450	14,563
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,822
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	1,150	1,025
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,109
0% 12/1/17 (AMBAC Insured)	1,470	1,002
0% 6/1/18 (AMBAC Insured)	1,740	1,146
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,613
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,112
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,480
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,170
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,223
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,373
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	7,363
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,780
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,524
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,626
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	2,295	2,347
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,066
		95,176
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,201
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,245
5.25% 12/1/11 (MBIA Insured)	1,805	1,817
Series II, 5.5% 11/1/19	1,000	1,064
5.5% 11/1/20	1,000	1,050
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	1,956
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,495
		9,627
Kentucky - 1.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,667
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	6,566
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	12,662
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,305
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,011
		32,211
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	$ 2,700	$ 2,933
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	4,970
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	992
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	2,000	1,664
5.25% 12/1/23 (MBIA Insured)	1,740	1,586
0% 9/1/13 (AMBAC Insured)	1,400	1,195
		14,389
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,200
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	1,810	1,930
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,080
5.25% 7/1/32 (AMBAC Insured)	2,080	2,036
		10,246
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,723
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,238
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	555
4% 7/1/10 (AMBAC Insured)	1,275	1,300
4% 7/1/11 (AMBAC Insured)	1,000	1,020
Series 2008 F:
4% 7/1/09	1,750	1,769
4% 7/1/11	2,000	1,976
5% 7/1/12	1,000	1,013
5% 7/1/17	1,190	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/18	$ 2,500	$ 2,376
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,250	1,823
		16,943
Massachusetts - 2.6%
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	268
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	721
5% 1/1/13	750	756
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,386
6.375% 8/1/15	2,460	2,586
6.375% 8/1/16	2,570	2,693
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	2,492
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,261
5.75% 6/15/13	3,000	3,181
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,203
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,581
Series 2007 C:
5% 8/1/37	15,800	15,309
5.25% 8/1/22	3,300	3,477
5.25% 8/1/23	1,600	1,673
5.25% 8/1/24	4,000	4,156
Series D, 5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,988
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,405
5.125% 7/1/38	1,500	1,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.): - continued
Series 2008 E2:
5% 7/1/10	$ 3,825	$ 3,842
5% 7/1/11	3,000	2,994
5% 7/1/12	2,075	2,042
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	649
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	612
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	2,324
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/37	8,500	8,078
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,280
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		80,002
Michigan - 2.4%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,133
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,585
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,003
5% 9/30/12 (MBIA Insured)	1,500	1,492
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,364
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,703
Series 2006 D, 3.201% 7/1/32 (c)	5,555	3,001
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,159
5.25% 7/1/14 (MBIA Insured)	2,600	2,711
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,016
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	$ 2,800	$ 2,967
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (e)	1,000	1,060
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,729
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	8,307
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,006
5.5% 3/1/17	1,885	1,886
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	870	880
5% 5/15/11	1,100	1,115
5% 5/15/12	1,250	1,263
5% 5/15/13	1,500	1,505
Series A, 5% 6/1/19	8,000	7,350
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,195
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,920
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,374
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,130
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,160
		71,415
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,222
5.625% 12/1/22	575	407
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	995
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,508
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,451
5.5% 7/1/18	1,400	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	$ 400	$ 361
5% 5/15/13	395	345
5% 5/15/14	250	211
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,164
		9,999
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(d)	1,275	1,159
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,049
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	3,913
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,308
5% 8/15/13	1,500	1,488
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,213
		11,130
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	8,400	8,541
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	927
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,125
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,037
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	795
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,405
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	2,370	2,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	$ 1,500	$ 1,449
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,092
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,904
		22,839
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (c)	4,200	4,172
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,226
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,390
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	975
Series 2008 E, 5% 7/1/11	5,000	5,198
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,378
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,118
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	992
5% 7/1/14	1,000	978
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,402
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,137
		22,568
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,400	2,436
3.5%, tender 2/1/09 (c)(d)	2,600	2,599
		5,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	$ 1,710	$ 1,431
Series B:
5% 2/15/13	2,210	1,918
5.25% 2/15/10	1,925	1,861
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,545
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	1,857
5.25% 3/1/15	3,000	3,247
5.25% 3/1/21	6,500	6,598
5.25% 3/1/21 (MBIA Insured)	1,200	1,245
5.25% 3/1/23	1,500	1,502
5.25% 3/1/24	5,550	5,492
5.25% 3/1/25	4,200	4,110
5.25% 3/1/26	4,700	4,555
Series 2005 P, 5.125% 9/1/28	1,100	1,020
Series 2008 Y:
5% 9/1/10	1,000	1,037
5% 9/1/11	1,000	1,055
5% 9/1/12	2,545	2,710
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	937
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,437
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,610
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,799
		51,966
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	2,410	2,408
New York - 12.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,007
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	$ 4,740	$ 5,050
5.75% 5/1/22	2,240	2,274
Series 2004:
5.75% 5/1/17	2,895	3,108
5.75% 5/1/19 (FSA Insured)	5,590	5,876
5.75% 5/1/22 (FSA Insured)	8,525	8,724
5.75% 5/1/25 (FSA Insured)	1,715	1,729
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	5,999
Series B:
5% 6/1/10	2,600	2,681
5% 6/1/11	1,075	1,126
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,046
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,685
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	630
Series 2002 C, 5.5% 8/1/13	2,000	2,169
Series 2003 J, 5.5% 6/1/19	2,315	2,394
Series 2005 F1, 5.25% 9/1/14	3,600	3,895
Series 2005 G, 5% 8/1/14	6,500	6,949
Series 2005 J, 5% 3/1/12	3,020	3,193
Series 2005 K, 5% 8/1/11	3,975	4,174
Series 2008 A1, 5.25% 8/15/21	11,000	11,065
Series 2008 E, 5% 8/1/13	11,760	12,555
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	3,924
5% 6/15/39	1,600	1,494
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S2, 6% 7/15/38	7,000	7,101
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	4,590	4,810
6% 11/1/28 (b)	40,925	43,424
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,925
Series 2007 C1, 5% 11/1/13	11,050	12,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 10,000	$ 10,643
Series A:
5.75% 7/1/13	3,400	3,623
5.75% 7/1/13 (AMBAC Insured)	1,100	1,172
Series C, 7.5% 7/1/10	2,250	2,356
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,259
5% 2/15/11	2,720	2,829
5% 2/15/12	6,855	7,184
5% 2/15/13	6,545	6,923
5% 8/15/13	7,390	7,864
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,405
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	549
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,077
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,072
Series 2008 A, 5.25% 11/15/36	8,800	7,700
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	9,798
Series 2008 C, 6.5% 11/15/28	11,300	11,792
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,205
5.25% 1/1/27	5,000	5,016
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,052
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	3,420	3,665
Series A, 5% 4/1/14	1,500	1,616
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,799
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,137
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	2,483
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,325	7,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,159
5.25% 6/1/22 (AMBAC Insured)	3,450	3,353
5.5% 6/1/14	4,780	4,802
5.5% 6/1/15	13,000	13,172
5.5% 6/1/16	20,000	20,208
5.5% 6/1/17	1,900	1,920
5.5% 6/1/19	1,000	1,000
Series 2003 B1C:
5.5% 6/1/14	3,900	3,918
5.5% 6/1/15	4,900	4,965
5.5% 6/1/17	7,950	8,033
5.5% 6/1/18	17,165	17,291
5.5% 6/1/19	4,700	4,700
5.5% 6/1/22	600	566
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,796
Series C1:
5.5% 6/1/16	1,600	1,628
5.5% 6/1/20	800	785
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,022
		385,705
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,224
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,157
		5,381
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,700
5.25% 6/1/20 (AMBAC Insured)	1,520	1,576
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,350
5% 11/1/11 (FSA Insured)	1,200	1,269
5% 11/1/12 (FSA Insured)	1,300	1,384
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	$ 3,360	$ 3,388
Series A:
5.5% 1/1/11	1,590	1,625
5.75% 1/1/26	1,000	846
Series B:
6.125% 1/1/09	2,220	2,220
6.125% 1/1/09 (FGIC Insured)	10,000	10,000
Series C, 5.25% 1/1/10	2,630	2,649
Series D, 6% 1/1/09	805	805
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,284
		31,608
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,959
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	915
5% 7/1/14	1,000	864
		5,738
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,696
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,117
6% 6/1/42	1,500	853
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,192
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,173
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	1,600	1,717
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,621
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	1,800
5.5% 1/1/43	1,500	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	$ 15,000	$ 15,013
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	493
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (e)	1,000	1,093
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
Series 2008, 5.75% 12/1/35	5,900	4,858
5% 12/1/11	1,220	1,228
		39,262
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	930
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,091
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,937
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	1,600	1,654
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,300
5.5% 10/1/20 (FGIC Insured)	1,550	1,624
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,535
5% 8/15/13	1,260	1,285
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,811
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,015
5% 12/15/14	850	857
		26,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/09 (FSA Insured)	$ 720	$ 729
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (d)	3,500	3,512
Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,219
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,310
Series B:
5% 6/15/11	1,800	1,833
5% 6/15/12	2,000	2,040
5% 6/15/13	2,000	2,034
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,356
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,363
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,400
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,698
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,001
5% 12/15/13	1,155	1,000
Series B, 5% 12/15/13	3,115	2,697
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	495	441
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	430
East Stroudsburg Area School District Series A, 7.5% 9/1/22	2,400	2,852
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,531
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,888
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,612
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	3,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	$ 1,300	$ 1,049
6.5% 11/1/16 (d)	1,100	1,013
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(d)	2,300	2,300
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13	5,000	5,532
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,020
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,706
Series 2008 B1, 5.5% 6/1/33	8,500	8,158
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,651
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,546
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,040
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,492
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	674
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,165
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35	2,000	1,770
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,149
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,704
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,598
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (c)(d)	3,800	3,814
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,454
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	3,850
		103,139
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,217
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,506
		15,723
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,089
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	646
		2,735
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series A, 5.25% 8/15/11	1,765	1,777
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,424
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,661
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,784
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,511
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	789
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,016
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,204
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	$ 1,300	$ 1,448
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,114
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,235
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,466
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,740
		31,006
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	2,000	2,090
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,201
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,436
		6,727
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,776
5% 12/15/11	3,270	3,053
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	2,989
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	4,851
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,251
6.25% 1/1/13 (MBIA Insured)	1,700	1,802
7.25% 1/1/10 (MBIA Insured)	8,000	8,402
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,799
5% 9/1/11 (MBIA Insured)	1,835	1,919
5% 9/1/13 (MBIA Insured)	2,010	2,122
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	8,771
		41,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 13.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	$ 1,300	$ 1,303
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,250
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	666
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,347
6% 1/1/18	1,000	720
6% 1/1/19	1,335	931
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,783
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,964
0% 11/15/12 (AMBAC Insured)	5,645	5,015
0% 5/15/17 (FGIC Insured)	1,900	1,329
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,026
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,826
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,097
5.25% 2/15/42	6,000	5,944
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,274
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,035
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,324
5.375% 5/1/16 (FSA Insured)	185	198
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,380
5.375% 5/1/17 (FSA Insured)	195	207
Birdville Independent School District:
Series 2003, 5% 2/15/10	1,200	1,250
0% 2/15/12	4,150	3,826
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,302
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,031
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	$ 9,340	$ 9,916
5% 8/15/13	9,575	10,219
Clint Independent School District:
5% 8/15/21	1,310	1,364
5.5% 8/15/18	190	202
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	915
Comal Independent School District (School Bldg. Proj.) Series 2006, 5% 2/1/33	1,500	1,453
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,618
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,813
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,680
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	17,611
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (d)	4,200	3,997
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,155
Del Valle Independent School District 5.5% 2/1/11	1,350	1,444
Denton Independent School District Series 2002, 5% 8/15/33	5,300	5,132
DeSoto Independent School District 0% 8/15/18	2,195	1,454
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,624
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,121
Gainesville Independent School District 5.25% 2/15/36	1,035	1,033
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,042
5.5% 2/15/12	2,180	2,258
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,223
Harlandale Independent School District 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,016
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,542
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B:
5% 8/15/17	$ 2,000	$ 2,207
5% 8/15/18	1,000	1,094
5.25% 8/15/47	9,740	8,917
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	6,975
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,439
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,098
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,252
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	251
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,851
0% 8/15/10 (AMBAC Insured)	2,200	2,102
0% 8/15/15	2,000	1,584
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,519
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,698
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,467
0% 12/1/11 (AMBAC Insured)	8,250	7,582
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	1,028
0% 2/15/10	2,320	2,277
0% 2/15/16	1,250	969
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,613
Irving Independent School District Series A, 0% 2/15/16	1,035	796
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,437
0% 8/15/17	1,020	722
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,414
Klein Independent School District Series A:
5% 8/1/13	1,455	1,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series A: - continued
5% 8/1/14	$ 5,110	$ 5,675
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,265
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,395
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,481
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	2,200	2,084
5.25% 5/15/21	2,405	2,453
Manor Independent School District 5.25% 8/1/34	2,000	2,007
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,454
5.5% 2/15/14	330	349
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	2,107
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (e)	3,415	3,800
5.5% 2/15/18	145	151
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	924
5.5% 2/15/19	370	382
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	2,160	2,334
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,007
Midway Independent School District 0% 8/15/19	1,400	862
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	546
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,868
5.25% 3/1/20 (FSA Insured)	1,405	1,505
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	961
5.5% 8/15/26 (FGIC Insured)	1,225	1,242
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (e)	1,135	1,225
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,955
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	$ 3,300	$ 3,118
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,212
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,184
Northside Independent School District:
Series A:
5.25% 2/15/17	725	766
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,486
5.5% 2/15/13	1,090	1,158
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,319
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	573
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,087
Pflugerville Independent School District 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	537
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,604
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,399
Series 2007, 5.375% 8/15/33	7,340	7,438
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,285
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,014
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,137
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,491
5.625% 2/15/11	3,865	4,149
Round Rock Independent School District:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,125
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,181
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (d)	2,165	2,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	$ 3,495	$ 3,684
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,727
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,454
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,918
5.25% 2/1/14 (MBIA Insured)	1,835	2,046
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	685
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,235
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,363
South San Antonio Independent School District Series 2005, 5% 8/15/35	1,050	1,013
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,213
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,119
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,635	1,760
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	961
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	6,899
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,838
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,007
5.375% 8/1/10 (d)	1,915	1,990
0% 10/1/13	8,900	7,672
5% 10/1/12	3,500	3,823
5% 4/1/13	1,000	1,099
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	6,011
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,038
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	$ 2,000	$ 2,167
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	8,660
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,711
Series B, 5.625% 7/15/21	2,010	2,047
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18	2,280	2,329
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	3,912
Waller Independent School District:
5.5% 2/15/26	3,220	3,382
5.5% 2/15/33	4,160	4,271
5.5% 2/15/37	4,820	4,934
Waxahachie Independent School District:
0% 8/15/14	1,460	1,215
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,402
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,812
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,276
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	575
Ysleta Independent School District 0% 8/15/11	1,100	1,029
		408,905
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,373
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,844
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,700
		11,917
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,173
6.125% 12/1/27 (AMBAC Insured)	2,800	2,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	$ 1,000	$ 1,051
5% 12/1/14 (FSA Insured)	1,200	1,264
5% 12/1/15 (FSA Insured)	1,000	1,047
		6,994
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,774
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,069
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,069
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	4,986
		21,898
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,501
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,325
0% 6/1/17 (MBIA Insured)	2,800	1,908
0% 6/1/24 (MBIA Insured)	1,525	610
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,068
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,369
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,685
5.25% 1/1/11 (FSA Insured)	1,715	1,822
5% 1/1/10 (MBIA Insured)	2,000	2,062
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,785
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (e)	460	478
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.): - continued
Series 2006 A, 5% 7/1/13	$ 5,000	$ 5,450
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	151
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	2,094
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,269
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,028
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,247
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,329
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	874
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,087
5.75% 12/1/20 (MBIA Insured)	1,000	1,063
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,923
0% 12/1/12 (FGIC Insured)	6,830	6,069
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,806
Series 2001 C:
5.25% 1/1/16	3,000	3,133
5.25% 1/1/26 (FSA Insured)	11,200	11,248
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,107
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,178
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	3,977
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,017
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,493
0% 7/1/10	2,250	2,179
0% 7/1/12 (MBIA Insured)	4,000	3,588
		110,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	$ 1,100	$ 847
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,611
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,271
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,059
		6,788
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,885	1,670
6.375% 6/1/32	1,300	1,009
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	970	1,052
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,072
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	724
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,985
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,136
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,136
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	1,600	1,829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,524
Series 2006 A, 5% 8/15/12	4,795	4,291
		17,491
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $2,909,394)	2,864,054
NET OTHER ASSETS - 5.0%	151,291
NET ASSETS - 100%	$ 3,015,345
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,864,054	$ -	$ 2,864,054	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	34.9%
Health Care	13.0%
Special Tax	11.1%
Electric Utilities	10.1%
Escrowed/Pre-Refunded	8.8%
Transportation	8.1%
Others* (individually less than 5%)	14.0%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $741,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amount in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,909,394)		$ 2,864,054
Cash		109,926
Receivable for investments sold		5
Receivable for fund shares sold		14,284
Interest receivable		39,057
Prepaid expenses		28
Other receivables		46
Total assets		3,027,400

Liabilities
Payable for fund shares redeemed	$ 7,724
Distributions payable	2,751
Accrued management fee	782
Distribution fees payable	22
Other affiliated payables	688
Other payables and accrued expenses	88
Total liabilities		12,055

Net Assets		$ 3,015,345
Net Assets consist of:
Paid in capital		$ 3,061,323
Undistributed net investment income		191
Accumulated undistributed net realized gain (loss) on investments		(829)
Net unrealized appreciation (depreciation) on investments		(45,340)
Net Assets		$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,347 ÷ 4,477.8 shares)	$ 9.68

Maximum offering price per share (100/96.00 of $9.68)	$ 10.08
Class T: Net Asset Value and redemption price per share ($8,880 ÷ 917.8 shares)	$ 9.68

Maximum offering price per share (100/96.00 of $9.68)	$ 10.08
Class B: Net Asset Value and offering price per share ($1,403 ÷ 145.0 shares)A	$ 9.68

Class C: Net Asset Value and offering price per share ($15,286 ÷ 1,578.6 shares)A	$ 9.68

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,693,610 ÷ 278,391.1 shares)	$ 9.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($252,819 ÷ 26,095.0 shares)	$ 9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 107,619

Expenses
Management fee	$ 7,963
Transfer agent fees	2,031
Distribution fees	155
Accounting fees and expenses	455
Custodian fees and expenses	37
Independent trustees' compensation	10
Registration fees	256
Audit	58
Legal	9
Miscellaneous	16
Total expenses before reductions	10,990
Expense reductions	(1,128)	9,862
Net investment income		97,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,582)
Swap agreements	833
Total net realized gain (loss)		(749)
Change in net unrealized appreciation (depreciation) on: Investment securities	(81,191)
Swap agreements	(574)
Total change in net unrealized appreciation (depreciation)		(81,765)
Net gain (loss)		(82,514)
Net increase (decrease) in net assets resulting from operations		$ 15,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,757	$ 79,249
Net realized gain (loss)	(749)	1,676
Change in net unrealized appreciation (depreciation)	(81,765)	(1,242)
Net increase (decrease) in net assets resulting from operations	15,243	79,683
Distributions to shareholders from net investment income	(97,725)	(79,332)
Distributions to shareholders from net realized gain	(448)	(3,109)
Total distributions	(98,173)	(82,441)
Share transactions - net increase (decrease)	1,015,683	24,345
Redemption fees	140	61
Total increase (decrease) in net assets	932,893	21,648

Net Assets
Beginning of period	2,082,452	2,060,804
End of period (including undistributed net investment income of $191 and undistributed net investment income of $292, respectively)	$ 3,015,345	$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.344	.357	.365	.060
Net realized and unrealized gain (loss)	(.277)	.005	.003	.051
Total from investment operations	.067	.362	.368	.111
Distributions from net investment income	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.61%	.61%	.50%	.60% A
Net investment income	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.347	.355	.358	.050
Net realized and unrealized gain (loss)	(.279)	.006	.004	.059
Total from investment operations	.068	.361	.362	.109
Distributions from net investment income	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.63%	.63%	.59%	.76% A
Net investment income	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.278	.289	.294	.047
Net realized and unrealized gain (loss)	(.278)	.003	.002	.051
Total from investment operations	-	.292	.296	.098
Distributions from net investment income	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.271	.283	.285	.046
Net realized and unrealized gain (loss)	(.290)	.004	.012	.051
Total from investment operations	(.019)	.287	.297	.097
Distributions from net investment income	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	.001	- J	- J	- J
Net asset value, end of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Income from Investment Operations
Net investment income B	.372	.381	.385	.385	.395
Net realized and unrealized gain (loss)	(.278)	.006	.002	(.131)	(.022)
Total from investment operations	.094	.387	.387	.254	.373
Distributions from net investment income	(.373)	(.382)	(.384)	(.384)	(.395)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.050)	(.038)
Total distributions	(.375)	(.397)	(.387)	(.434)	(.433)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Total Return A	.96%	3.97%	3.97%	2.56%	3.74%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.38%	.37%	.34%	.36%	.42%
Net investment income	3.79%	3.85%	3.88%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2,694	$ 2,013	$ 2,026	$ 1,941	$ 1,813
Portfolio turnover rate D	8%	18%	24%	24%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.369	.378	.382	.061
Net realized and unrealized gain (loss)	(.276)	.006	.014	.052
Total from investment operations	.093	.384	.396	.113
Distributions from net investment income	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	.001	- I	- I	- I
Net asset value, end of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.36%	.39%	.36%	.47% A
Net investment income	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 49,433,969
Unrealized depreciation	(94,663,523)
Net unrealized appreciation (depreciation)	(45,229,554)
Undistributed ordinary income	9,302
Capital loss carryforward	(741,462)

Cost for federal income tax purposes	$ 2,909,283,391

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	$ 97,725,052	$ 79,332,276
Ordinary Income	448,074	-
Long-term Capital Gains	-	3,108,911
Total	$ 98,173,126	$ 82,441,187

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,104,600,728 and $202,346,707, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 46,322	$ 14,946
Class T	0%	.25%	15,511	59
Class B	.65%	.25%	7,412	5,471
Class C	.75%	.25%	85,950	53,333
			$ 155,195	$ 73,809

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,956
Class T	1,167
Class B*	1,472
Class C*	3,148
$ 26,743

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 17,504.09
Class T	5,555.09
Class B	1,050.13
Class C	9,161.11
Intermediate Municipal Income	1,891,087.08
Institutional Class	106,822.09
	$ 2,031,179

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,675 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $36,809 and $364,884, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 10,447
Class T	2,140
Class B	338
Class C	3,684
Intermediate Municipal Income	649,191
Institutional Class	60,933

$ 726,733

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 652,391	$ 124,745
Class T	219,437	159,794
Class B	23,358	11,453
Class C	235,783	58,079
Intermediate Municipal Income	92,047,171	76,819,880
Institutional Class	4,546,912	2,158,325
Total	$ 97,725,052	$ 79,332,276
From net realized gain
Class A	$ 1,433	$ 4,962
Class T	1,131	7,091
Class B	116	552
Class C	845	2,989
Intermediate Municipal Income	432,565	3,039,548
Institutional Class	11,984	53,769
Total	$ 448,074	$ 3,108,911

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	4,505,501	564,006	$ 43,996,512	$ 5,574,638
Reinvestment of distributions	55,413	10,803	540,757	107,073
Shares redeemed	(706,493)	(133,055)	(6,832,557)	(1,316,589)
Net increase (decrease)	3,854,421	441,754	$ 37,704,712	$ 4,365,122
Class T
Shares sold	532,466	187,303	$ 5,180,226	$ 1,858,696
Reinvestment of distributions	16,435	13,122	161,075	130,016
Shares redeemed	(161,487)	(112,246)	(1,557,092)	(1,112,184)
Net increase (decrease)	387,414	88,179	$ 3,784,209	$ 876,528
Class B
Shares sold	127,114	31,294	$ 1,249,257	$ 309,783
Reinvestment of distributions	1,393	754	13,635	7,464
Shares redeemed	(38,384)	(7,672)	(381,248)	(75,905)
Net increase (decrease)	90,123	24,376	$ 881,644	$ 241,342

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class C
Shares sold	1,487,099	325,025	$ 14,542,452	$ 3,224,697
Reinvestment of distributions	13,363	2,865	130,558	28,391
Shares redeemed	(263,093)	(123,487)	(2,540,494)	(1,217,653)
Net increase (decrease)	1,237,369	204,403	$ 12,132,516	$ 2,035,435
Intermediate Municipal Income
Shares sold	153,563,928	45,692,563	$ 1,507,415,406	$ 452,920,096
Reinvestment of distributions	6,914,479	5,772,347	67,815,139	57,180,438
Shares redeemed	(84,220,199)	(52,587,486)	(818,304,848)	(520,433,674)
Net increase (decrease)	76,258,208	(1,122,576)	$ 756,925,697	$ (10,333,140)
Institutional Class
Shares sold	28,833,283	7,226,151	$ 282,851,031	$ 71,708,265
Reinvestment of distributions	280,894	178,347	2,744,308	1,766,387
Shares redeemed	(8,422,717)	(4,661,146)	(81,341,689)	(46,314,145)
Net increase (decrease)	20,691,460	2,743,352	$ 204,253,650	$ 27,160,507

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 7.26% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-UANN-0209
1.820143.103

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$52,000	$-	$2,900	$3,200
Fidelity Strategic Income Fund	$130,000	$-	$5,600	$5,300

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$57,000	$-	$2,900	$2,600
Fidelity Strategic Income Fund	$75,000	$-	$3,800	$4,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$2,340,000	$-
Tax Fees	$2,000	$-
All Other Fees	$190,000	$215,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A
PwC	$2,970,000	$1,485,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009